UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2011




[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

 ==============================================================

      ANNUAL REPORT
      USAA HIGH-YIELD OPPORTUNITIES FUND
      FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
      JULY 31, 2011

 ==============================================================

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

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PRESIDENT'S MESSAGE

"LOOKING BACK AT THE FISCAL YEAR, WE SHOULD
ALL TAKE NOTE OF HOW DIFFICULT -- EVEN
IMPOSSIBLE -- IT IS TO PREDICT WHAT IS GOING
TO HAPPEN NEXT. THIS IS WHY I PREFER TO            [PHOTO OF DANIEL S. McNAMARA]
MAKE MY OWN INVESTMENT DECISIONS IN THE
CONTEXT OF MY INVESTMENT PLAN, WHICH IS
BASED ON MY GOALS, RISK TOLERANCE, AND TIME
HORIZON."

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AUGUST 2011

The one-year reporting period was turbulent, characterized by persistent concerns and punctuated by dramatic events. Yet, despite the headlines, stocks posted strong gains. Riskier asset classes generally outperformed U.S. Treasuries. Interestingly, U.S. Treasury prices fell steeply and then rebounded. As a result, U.S. Treasury yields, which move in the opposite direction of prices, ended the reporting period almost exactly where they started. (Yields declined significantly after fiscal year-end as investors fled riskier asset classes for the relative safe haven of U.S. Treasuries.)

When the period began, U.S. Treasury prices were rising. Investors seemed to prefer U.S. government securities as economic growth slowed. At the time, the Federal Reserve (the Fed) was also expected to reverse its monetary accommodations, which some observers believed would compound the nation's economic problems. However, after the Fed hinted about a second round of quantitative easing (QE2), U.S. Treasury prices declined and yields increased. The trend continued even after the Fed announced it would buy $600 billion in long-term U.S. Treasuries in the open market. Higher risk assets, such as stocks, corporate bonds and high-yield securities, rallied as investors sought better returns.

In February 2011, investor confidence faltered. U.S. Treasury prices started to rise as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices increased in response, threatening to derail global economic growth. During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth. Fortunately, as of this writing, the impact on the financial markets has been minimal.

Throughout the fiscal year, there was also a never-ending stream of bad news from the European Union (EU). A number of EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest in response to austerity measures. Despite action by the

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

================================================================================

EU and International Monetary Fund, a permanent solution has yet to be found. In my opinion, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

In the U.S., home prices softened in many markets as mortgage lenders renewed their foreclosure filings. Although new jobs were created, the slow rate of growth did not allow the U.S. unemployment rate to improve materially. At the end of June, and as expected, the Fed ended QE2. Surprisingly, U.S. Treasuries continued to rally even as U.S. legislators hotly debated whether to raise the nation's debt ceiling and in spite of one of the three major credit rating agencies putting U.S. government debt on its watch list. (Following the end of reporting period, the U.S. was downgraded one notch to a still very strong AA+.) After the debt debate was settled, the market quickly turned its attention to weaker-than-expected economic growth and escalating sovereign debt concerns in Europe. Although U.S. Treasury yields ended the reporting period about where they started, interest rates fell dramatically after fiscal year-end (as of this writing, the interest rate on a 10-year U.S. Treasury note is below 2.25%). At the same time, volatility in the equity markets increased and stocks declined.

Looking back at the fiscal year, we should all take note of how difficult -- even impossible -- it is to predict what is going to happen next. This is why I prefer to make my own investment decisions in the context of my investment plan, which is based on my goals, risk tolerance, and time horizon. The noise of the latest headlines is not a factor in my considerations, and I sincerely encourage you to follow my example. If you would like to review your strategy, please call on one of our USAA service representatives. They are ready to assist you free of charge.

On behalf of all of us here at USAA Investment Company, thank you for the opportunity to manage your investments. We are proud to serve your financial needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Distributions to Shareholders                                             17

   Report of Independent Registered Public Accounting Firm                   18

   Portfolio of Investments                                                  19

   Notes to Portfolio of Investments                                         45

   Financial Statements                                                      50

   Notes to Financial Statements                                             53

EXPENSE EXAMPLE                                                              72

ADVISORY AGREEMENT                                                           74

TRUSTEES' AND OFFICERS' INFORMATION                                          79

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks. The fund may also invest in dollar-denominated foreign securities and, to a limited extent, in non-dollar-denominated foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                               [PHOTO OF JULIANNE BASS]
    MATTHEW FREUND, CFA                                     JULIANNE BASS, CFA
    USAA Investment                                         USAA Investment
    Management Company                                      Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA HIGH-YIELD OPPORTUNITIES FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    The Fund Shares returned 14.28% for the fiscal year ended July 31, 2011. This compares to returns of 12.79% for the Lipper High Current Yield Bond Funds Index and 12.68% for the Credit Suisse High Yield Index. Over the same period, the Fund underperformed the S&P 500 Index, which returned 19.65%, and outperformed the Citigroup 10-year U.S. Treasury Index, which returned 4.54%.

    High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. Generally, their long-term returns fall between those two asset classes. This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage. High-yield securities outperformed stocks (as represented by the S&P 500 Index) in the wake of the financial crisis, but they returned to a more normal historical pattern during the reporting period.

    Refer to page 10 for definitions of the Lipper High Current Yield Bond Funds Index and the Credit Suisse High Yield Index.

    Past performance is no guarantee of future results.

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2  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Market sentiment was surprisingly resilient during the reporting period amid weakening economic growth and geopolitical turmoil. At the beginning of the fiscal year, investors generally favored U.S. Treasuries as the economic recovery slowed. U.S. Treasury prices continued to rise (and yields continued to decline) despite strong hints from Federal Reserve (the Fed) chairman Ben Bernanke

                                o COMPARATIVE RETURNS o

                            [CHART OF COMPARATIVE RETURNS]

                                                 USAA HIGH-YIELD           CITIGROUP 10-YEAR
                                               OPPORTUNITIES FUND            U.S. TREASURY
                    S&P 500 INDEX                   SHARES                      INDEX
 7/30/2010              0.00%                        0.00%                       0.00%
  8/2/2010              2.24                         0.12                       -0.44
  8/3/2010              1.75                         0.25                       -0.02
  8/4/2010              2.36                         0.37                       -0.30
  8/5/2010              2.24                         0.37                       -0.01
  8/6/2010              1.88                         0.50                       -0.73
  8/9/2010              2.42                         0.62                        0.78
 8/10/2010              1.81                         0.62                        1.14
 8/11/2010             -0.97                         0.37                        1.95
 8/12/2010             -1.51                         0.12                        1.76
 8/13/2010             -1.94                         0.12                        2.15
 8/16/2010             -1.88                         0.25                        3.13
 8/17/2010             -0.67                         0.37                        2.55
 8/18/2010             -0.48                         0.37                        2.60
 8/19/2010             -2.18                         0.37                        3.12
 8/20/2010             -2.54                         0.50                        2.81
 8/23/2010             -2.96                         0.50                        2.89
 8/24/2010             -4.36                         0.37                        3.81
 8/25/2010             -4.05                         0.25                        3.47
 8/26/2010             -4.78                         0.25                        3.82
 8/27/2010             -3.15                         0.16                        2.50
 8/30/2010             -4.54                         0.28                        3.45
 8/31/2010             -4.54                         0.41                        4.04
  9/1/2010             -1.69                         0.53                        3.10
  9/2/2010             -0.79                         0.66                        2.68
  9/3/2010              0.54                         0.91                        2.03
  9/6/2010             -0.60                         1.03                        2.05
  9/7/2010             -0.60                         1.03                        2.91
  9/8/2010              0.06                         1.03                        2.51
  9/9/2010              0.48                         1.28                        1.54
 9/10/2010              1.03                         1.40                        1.25
 9/13/2010              2.18                         1.78                        1.77
 9/14/2010              2.12                         1.90                        2.45
 9/15/2010              2.48                         2.03                        1.96
 9/16/2010              2.42                         2.15                        1.63
 9/17/2010              2.54                         2.40                        1.76
 9/20/2010              4.05                         2.53                        2.12
 9/21/2010              3.81                         2.65                        3.15
 9/22/2010              3.33                         2.65                        3.53
 9/23/2010              2.48                         2.53                        3.49
 9/24/2010              4.66                         2.65                        3.00
 9/27/2010              4.05                         2.77                        3.86
 9/28/2010              4.56                         2.93                        4.41
 9/29/2010              4.32                         3.18                        3.98
 9/30/2010              3.95                         3.31                        3.89
 10/1/2010              4.44                         3.43                        3.84
 10/4/2010              3.59                         3.43                        4.24
 10/5/2010              5.78                         3.81                        4.28
 10/6/2010              5.78                         3.93                        4.96
 10/7/2010              5.59                         4.18                        5.03
 10/8/2010              6.20                         4.43                        5.15
10/11/2010              6.26                         4.43                        5.18
10/12/2010              6.63                         4.56                        4.83
10/13/2010              7.42                         4.81                        4.77
10/14/2010              6.99                         4.81                        4.19
10/15/2010              7.23                         4.81                        3.46
10/18/2010              8.02                         4.93                        4.25
10/19/2010              6.32                         4.93                        4.42
10/20/2010              7.42                         4.93                        4.44
10/21/2010              7.60                         4.93                        3.89
10/22/2010              7.90                         5.19                        3.64
10/25/2010              8.08                         5.31                        3.77
10/26/2010              8.08                         5.31                        3.01
10/27/2010              7.84                         5.55                        2.38
10/28/2010              7.96                         5.80                        2.80
10/29/2010              7.90                         6.05                        3.27
 11/1/2010              8.02                         6.05                        3.13
 11/2/2010              8.87                         6.30                        3.44
 11/3/2010              9.30                         6.43                        3.15
 11/4/2010             11.43                         7.06                        4.37
 11/5/2010             11.85                         7.19                        3.96
 11/8/2010             11.61                         7.19                        3.79
 11/9/2010             10.76                         7.19                        2.92
11/10/2010             11.24                         6.93                        3.33
11/11/2010             10.76                         6.93                        3.34
11/12/2010              9.48                         6.68                        2.43
11/15/2010              9.36                         6.43                        1.06
11/16/2010              7.60                         5.93                        1.68
11/17/2010              7.66                         6.05                        1.48
11/18/2010              9.30                         6.30                        1.15
11/19/2010              9.60                         6.30                        1.41
11/22/2010              9.42                         6.18                        1.98
11/23/2010              7.84                         5.80                        2.45
11/24/2010              9.48                         5.67                        1.16
11/25/2010              8.69                         5.68                        1.63
11/26/2010              8.69                         5.68                        1.63
11/29/2010              8.57                         5.55                        1.98
11/30/2010              7.90                         5.43                        2.17
 12/1/2010             10.27                         5.55                        0.74
 12/2/2010             11.67                         5.68                        0.46
 12/3/2010             11.97                         5.81                        0.32
 12/6/2010             11.79                         6.06                        1.00
 12/7/2010             11.85                         6.19                       -0.91
 12/8/2010             12.34                         6.19                       -1.60
 12/9/2010             12.76                         6.19                       -1.42
12/10/2010             13.43                         6.32                       -2.06
12/13/2010             13.43                         6.32                       -1.89
12/14/2010             13.55                         6.32                       -3.36
12/15/2010             13.01                         6.19                       -3.87
12/16/2010             13.67                         6.32                       -3.49
12/17/2010             13.80                         6.57                       -2.22
12/20/2010             14.08                         6.65                       -2.37
12/21/2010             14.75                         6.90                       -2.17
12/22/2010             15.18                         6.90                       -2.36
12/23/2010             14.99                         7.03                       -2.70
12/24/2010             15.06                         7.16                       -2.70
12/27/2010             15.06                         7.16                       -2.27
12/28/2010             15.18                         7.16                       -3.41
12/29/2010             15.30                         7.29                       -2.21
12/30/2010             15.12                         7.42                       -2.46
12/31/2010             15.12                         7.54                       -1.84
  1/3/2011             16.40                         7.80                       -2.22
  1/4/2011             16.22                         8.06                       -2.23
  1/5/2011             16.83                         8.18                       -3.37
  1/6/2011             16.64                         8.31                       -2.81
  1/7/2011             16.40                         8.31                       -2.04
 1/10/2011             16.28                         8.31                       -1.82
 1/11/2011             16.70                         8.44                       -2.14
 1/12/2011             17.74                         8.57                       -2.25
 1/13/2011             17.56                         8.70                       -1.77
 1/14/2011             18.41                         8.95                       -2.02
 1/17/2011             18.60                         9.08                       -2.00
 1/18/2011             18.60                         9.08                       -2.25
 1/19/2011             17.37                         8.95                       -2.03
 1/20/2011             17.25                         8.95                       -3.01
 1/21/2011             17.56                         9.08                       -2.65
 1/24/2011             18.23                         9.21                       -2.58
 1/25/2011             18.23                         9.33                       -1.83
 1/26/2011             18.78                         9.33                       -2.72
 1/27/2011             19.02                         9.49                       -2.33
 1/28/2011             16.89                         9.49                       -1.88
 1/31/2011             17.80                         9.62                       -2.30
  2/1/2011             19.76                         9.74                       -2.78
  2/2/2011             19.45                         9.87                       -3.17
  2/3/2011             19.76                         9.87                       -3.55
  2/4/2011             20.12                        10.13                       -4.44
  2/7/2011             20.85                        10.26                       -4.37
  2/8/2011             21.40                        10.51                       -4.97
  2/9/2011             21.04                        10.51                       -4.30
 2/10/2011             21.16                        10.51                       -4.80
 2/11/2011             21.83                        10.77                       -4.32
 2/14/2011             22.14                        10.90                       -4.01
 2/15/2011             21.77                        10.90                       -4.03
 2/16/2011             22.56                        11.03                       -4.09
 2/17/2011             22.93                        11.41                       -3.70
 2/18/2011             23.17                        11.54                       -3.78
 2/21/2011             20.67                        11.41                       -3.76
 2/22/2011             20.67                        11.41                       -2.75
 2/23/2011             19.94                        11.41                       -2.94
 2/24/2011             19.82                        11.26                       -2.52
 2/25/2011             21.10                        11.52                       -2.37
 2/28/2011             21.83                        11.78                       -2.26
  3/1/2011             19.88                        11.78                       -2.22
  3/2/2011             20.12                        11.78                       -2.65
  3/3/2011             22.20                        11.90                       -3.49
  3/4/2011             21.28                        12.03                       -2.84
  3/7/2011             20.24                        11.90                       -2.87
  3/8/2011             21.34                        12.03                       -3.25
  3/9/2011             21.22                        12.03                       -2.64
 3/10/2011             18.90                        11.78                       -1.99
 3/11/2011             19.82                        11.78                       -2.02
 3/14/2011             19.08                        11.78                       -1.59
 3/15/2011             17.74                        11.26                       -1.37
 3/16/2011             15.48                        11.13                       -0.45
 3/17/2011             17.01                        11.39                       -0.75
 3/18/2011             17.50                        11.65                       -0.95
 3/21/2011             19.27                        11.90                       -1.30
 3/22/2011             18.84                        11.90                       -1.39
 3/23/2011             19.21                        11.90                       -1.50
 3/24/2011             20.30                        12.03                       -1.94
 3/25/2011             20.67                        12.03                       -2.28
 3/28/2011             20.37                        12.16                       -2.28
 3/29/2011             21.25                        12.16                       -2.60
 3/30/2011             22.05                        12.42                       -2.30
 3/31/2011             21.81                        12.42                       -2.26
  4/1/2011             22.42                        12.68                       -2.24
  4/4/2011             22.48                        12.81                       -2.06
  4/5/2011             22.48                        12.81                       -2.49
  4/6/2011             22.79                        13.07                       -2.96
  4/7/2011             22.60                        13.07                       -3.02
  4/8/2011             22.11                        13.20                       -3.15
 4/11/2011             21.74                        13.20                       -3.10
 4/12/2011             20.82                        13.20                       -2.55
 4/13/2011             20.82                        13.33                       -2.24
 4/14/2011             20.88                        13.33                       -2.43
 4/15/2011             21.38                        13.46                       -1.78
 4/18/2011             20.02                        13.33                       -1.45
 4/19/2011             20.70                        13.46                       -1.32
 4/20/2011             22.36                        13.59                       -1.68
 4/21/2011             22.97                        13.72                       -1.66
 4/22/2011             22.97                        13.72                       -1.65
 4/25/2011             22.79                        13.85                       -1.32
 4/26/2011             23.89                        14.11                       -0.97
 4/27/2011             24.69                        14.21                       -1.35
 4/28/2011             25.12                        14.34                       -0.90
 4/29/2011             25.43                        14.47                       -0.72
  5/2/2011             25.18                        14.47                       -0.65
  5/3/2011             24.75                        14.60                       -0.39
  5/4/2011             23.95                        14.60                        0.09
  5/5/2011             22.85                        14.47                        0.35
  5/6/2011             23.28                        14.60                        0.45
  5/9/2011             23.83                        14.74                        0.58
 5/10/2011             24.87                        14.87                        0.16
 5/11/2011             23.52                        14.87                        0.47
 5/12/2011             24.14                        14.87                        0.17
 5/13/2011             23.16                        14.87                        0.54
 5/16/2011             22.42                        14.87                        0.87
 5/17/2011             22.36                        14.87                        1.13
 5/18/2011             23.46                        14.87                        0.73
 5/19/2011             23.77                        15.00                        0.74
 5/20/2011             22.79                        15.00                        0.90
 5/23/2011             21.31                        14.87                        1.08
 5/24/2011             21.25                        14.74                        1.16
 5/25/2011             21.62                        14.74                        1.15
 5/26/2011             22.17                        14.80                        1.72
 5/27/2011             22.66                        14.80                        1.69
 5/30/2011             23.95                        15.06                        1.72
 5/31/2011             23.95                        15.06                        1.88
  6/1/2011             21.13                        14.80                        2.60
  6/2/2011             21.01                        14.67                        2.09
  6/3/2011             19.84                        14.54                        2.38
  6/6/2011             18.55                        14.41                        2.36
  6/7/2011             18.43                        14.41                        2.27
  6/8/2011             17.97                        14.28                        2.72
  6/9/2011             18.80                        14.01                        2.40
 6/10/2011             17.20                        13.75                        2.63
 6/13/2011             17.32                        13.62                        2.48
 6/14/2011             18.80                        13.62                        1.57
 6/15/2011             16.71                        13.62                        2.66
 6/16/2011             16.95                        13.23                        3.27
 6/17/2011             17.26                        13.09                        2.94
 6/20/2011             17.94                        12.96                        2.79
 6/21/2011             19.53                        13.09                        2.60
 6/22/2011             18.74                        13.23                        2.57
 6/23/2011             18.43                        13.09                        3.28
 6/24/2011             17.02                        13.09                        3.63
 6/27/2011             18.12                        12.96                        3.15
 6/28/2011             19.10                        12.93                        2.18
 6/29/2011             20.67                        13.06                        1.61
 6/30/2011             21.90                        13.46                        1.21
  7/1/2011             23.63                        13.59                        0.90
  7/4/2011             23.50                        13.86                        0.92
  7/5/2011             23.50                        13.86                        1.47
  7/6/2011             23.63                        13.86                        1.81
  7/7/2011             24.92                        14.12                        1.36
  7/8/2011             24.06                        14.39                        2.51
 7/11/2011             21.84                        14.25                        3.38
 7/12/2011             21.28                        13.99                        3.46
 7/13/2011             21.65                        14.12                        3.62
 7/14/2011             21.85                        14.12                        3.17
 7/15/2011             21.53                        14.12                        3.50
 7/18/2011             20.54                        13.99                        3.51
 7/19/2011             22.52                        14.12                        3.66
 7/20/2011             22.46                        14.12                        3.30
 7/21/2011             24.12                        14.12                        2.63
 7/22/2011             24.24                        14.39                        3.07
 7/25/2011             23.50                        14.25                        2.75
 7/26/2011             23.01                        14.39                        3.21
 7/27/2011             20.54                        14.15                        2.95
 7/28/2011             20.11                        14.15                        3.22
 7/29/2011             19.37                        14.28                        4.54

                                   [END CHART]

    Source: Bloomberg L.P.

    The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    about a second round of quantitative easing (QE2). After the Fed formally announced QE2, however, U.S. Treasury yields increased and the yield curve steepened. U.S. Treasury prices fell as investors flocked to stocks and riskier fixed income securities, including high yield bonds.

    Counter-intuitively, the spread -- or premium an investor receives over risk-free U.S. Treasuries -- tightened (that is, decreased) as global worries mounted. Investors generally shrugged off the political upheaval in the Middle East, renewed sovereign debt problems in Europe, and Japan's earthquake, tsunami and nuclear power plant accidents. Interest rates increased slightly, but remained at historic lows as the Fed bought $600 billion in U.S. Treasuries in the open market through QE2. Market sentiment shifted somewhat during the spring of 2011, driven by rising commodities prices, the intense debate about the U.S. budget deficit, and a dispute among European Union members about a new aid package for Greece. Although a major credit rating agency put U.S. government debt on negative outlook, investors continued to buy U.S. Treasuries, pushing yields down. As a result, U.S. Treasury yields ended the reporting period relatively unchanged. Meanwhile, corporate spreads, which had tightened, were near their long-term averages.

    The Fed ended QE2 as scheduled on June 30, 2011. Throughout the reporting period, interest rates on the shortest maturities remained anchored in a range between 0% and 0.50%.

    Default expectations remained remarkably low during the period and investors showed a strong appetite for high-yield securities. According to J.P. Morgan, the trailing 12-month high yield default rate at the end of July was 1.1%, which is well below the 25-year average of 4.3%.

================================================================================

4  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund outperformed during the reporting period, largely as a result of investments in high-yielding securities outside the traditional high-yield sphere, such as investment-grade financial sector bonds and the junior subordinated debt of higher-quality companies. (Subordinated debt generally has a lower priority than other types of debt.) Our team of skilled research analysts also helped us make select investments in the common stocks of quality companies that offered more attractive risk-adjusted return potential than some lower quality bonds.

    In addition, we reduced the portfolio's position in commercial mortgage-backed securities (CMBS). As CMBS rallied during the reporting period, their yields fell to a level that was no longer consistent with the Fund's objectives. When the CMBS market began to weaken late in the fiscal year, we added to the portfolio's holdings.

    The Fund experienced strong inflows during the reporting period, although there was a reversal during the month of June. While the new issuance was robust during the fiscal year, much of it did not meet our quality standards and we made only selective purchases. In managing the Fund, we continued to adhere to our disciplined approach, believing as always that the portfolio should be adequately compensated for taking on risk. We relied on our research analysts to help us identify opportunities in the secondary market. Also, we continued to find value in the junior subordinated debt of higher-quality companies. Throughout the fiscal year, we managed the Fund's liquidity needs through investments in high-yield exchange-traded funds.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

o   WHAT IS THE OUTLOOK?

    In the months ahead, U.S. economic growth is likely to continue, although at a very slow pace. As long as unemployment remains elevated, we expect Americans to limit their spending. Because of low headline inflation (which excludes food and energy prices), slow economic growth, and a persistently high unemployment rate, the Fed is unlikely to raise short-term interest rates in the near future.

    We believe that most companies have strong balance sheets and will be able to navigate through the current economic uncertainties. Many companies have taken advantage of low interest rates and open-market conditions to refinance their debt with longer-term maturities. We expect default rates to remain low.

    High-yield securities posted strong gains during the reporting period. However, shareholders of the Fund should not expect similar appreciation in the months ahead. The majority of their return is likely to come from the income provided by the Fund. We advise all shareholders to remain disciplined and hold diversified portfolios through all market conditions. We believe high-yield securities could help them in their diversification efforts. In our view, the high-yield market has the potential over the long term to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

    Thank you for the opportunity to manage your investments. We will continue working hard on your behalf.

Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

6  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

FUND RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                        out of 507 high-yield bond funds
                       for the period ended June 30, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 507 funds

                                     5-YEAR
                                     * * * *
                                out of 432 funds

                                     10-YEAR
                                     * * * *
                                out of 279 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                             LIPPER LEADERS (OVERALL)

                                 [5]          [5]

                            TOTAL RETURN   CONSISTENT
                                             RETURN

                                 AS OF 6/30/2011

                                  TOTAL RETURN
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                           LIPPER SCORE                    WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                                5                                432
Three-year                             5                                432
Five-year                              5                                361
10-year                                4                                223

                                CONSISTENT RETURN
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                           LIPPER SCORE                    WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                                5                                431
Three-year                             5                                431
Five-year                              5                                360
10-year                                5                                233

--------------------------------------------------------------------------------

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of June 30, 2011. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2011.

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Consistent Return metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

================================================================================

8  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

INVESTMENT OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES (Symbol: USHYX)

--------------------------------------------------------------------------------
                                            7/31/11                 7/31/10
--------------------------------------------------------------------------------
Net Assets                             $1,482.7 Million        $1,139.4 Million
Net Asset Value Per Share                    $8.60                   $8.08

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/11
--------------------------------------------------------------------------------
    1 Year                         5 Years                          10 Years
    14.28%                          8.40%                             7.95%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 7/31/11                EXPENSE RATIO AS OF 7/31/10**
--------------------------------------------------------------------------------
                6.02%                                        0.96%

               (Includes acquired fund fees and expenses of .04%)

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    CREDIT SUISSE          USAA HIGH-YIELD          LIPPER HIGH CURRENT
                     HIGH YIELD             OPPORTUNITIES             YIELD BOND FUNDS
                        INDEX                FUND SHARES                   INDEX
 7/31/2001           $10,000.00              $10,000.00                 $10,000.00
 8/31/2001            10,139.72               10,109.69                  10,044.31
 9/30/2001             9,500.51                9,488.36                   9,335.08
10/31/2001             9,717.32                9,804.83                   9,548.60
11/30/2001            10,031.44               10,162.80                   9,851.88
12/31/2001            10,037.92               10,048.21                   9,825.27
 1/31/2002            10,131.73               10,000.82                   9,848.93
 2/28/2002            10,060.13                9,717.90                   9,674.87
 3/31/2002            10,290.41                9,978.42                   9,866.36
 4/30/2002            10,453.58                9,824.00                   9,969.52
 5/31/2002            10,416.91                9,739.81                   9,869.47
 6/30/2002            10,053.89                9,242.18                   9,313.80
 7/31/2002             9,766.47                8,929.91                   9,008.49
 8/31/2002             9,892.97                9,111.86                   9,163.60
 9/30/2002             9,770.96                9,099.31                   9,036.09
10/31/2002             9,711.09                8,959.05                   8,978.92
11/30/2002            10,225.04                9,474.27                   9,496.51
12/31/2002            10,349.29                9,580.21                   9,588.78
 1/31/2003            10,630.97                9,811.68                   9,800.84
 2/28/2003            10,788.15                9,884.46                   9,932.17
 3/31/2003            11,063.85               10,093.68                  10,180.12
 4/30/2003            11,628.70               10,637.71                  10,679.93
 5/31/2003            11,796.86               10,844.74                  10,806.95
 6/30/2003            12,141.66               11,122.29                  11,098.12
 7/31/2003            12,043.86               11,059.88                  11,012.57
 8/31/2003            12,178.34               11,186.06                  11,160.44
 9/30/2003            12,511.16               11,493.79                  11,431.44
10/31/2003            12,766.15               11,703.57                  11,687.96
11/30/2003            12,941.29               11,844.17                  11,823.37
12/31/2003            13,240.69               12,120.82                  12,116.09
 1/31/2004            13,497.17               12,395.69                  12,310.53
 2/29/2004            13,503.41               12,360.77                  12,286.45
 3/31/2004            13,593.22               12,428.67                  12,333.31
 4/30/2004            13,574.26               12,387.35                  12,305.30
 5/31/2004            13,360.20               12,203.00                  12,115.14
 6/30/2004            13,567.78               12,349.95                  12,284.65
 7/31/2004            13,741.42               12,435.46                  12,382.57
 8/31/2004            13,965.47               12,642.41                  12,584.64
 9/30/2004            14,177.54               12,819.58                  12,759.33
10/31/2004            14,420.80               13,027.69                  12,986.33
11/30/2004            14,604.43               13,192.03                  13,170.66
12/31/2004            14,823.48               13,402.38                  13,369.31
 1/31/2005            14,820.99               13,375.57                  13,336.38
 2/28/2005            15,017.34               13,541.53                  13,540.18
 3/31/2005            14,658.57               13,285.08                  13,181.03
 4/30/2005            14,514.11               13,182.51                  13,027.02
 5/31/2005            14,692.00               13,319.53                  13,235.77
 6/30/2005            14,937.50               13,538.88                  13,448.75
 7/31/2005            15,141.59               13,723.82                  13,657.60
 8/31/2005            15,219.68               13,848.81                  13,722.48
 9/30/2005            15,072.73               13,712.11                  13,633.39
10/31/2005            14,931.01               13,598.37                  13,520.99
11/30/2005            15,033.31               13,695.18                  13,644.19
12/31/2005            15,158.80               13,845.17                  13,770.04
 1/31/2006            15,353.66               14,017.41                  13,947.62
 2/28/2006            15,507.85               14,145.22                  14,064.55
 3/31/2006            15,627.85               14,207.01                  14,122.08
 4/30/2006            15,733.14               14,283.94                  14,203.46
 5/31/2006            15,776.30               14,285.58                  14,172.40
 6/30/2006            15,687.98               14,219.83                  14,093.32
 7/31/2006            15,822.46               14,353.08                  14,200.87
 8/31/2006            16,042.76               14,592.50                  14,394.28
 9/30/2006            16,242.61               14,772.68                  14,553.40
10/31/2006            16,466.90               14,987.77                  14,763.76
11/30/2006            16,766.05               15,216.04                  15,018.65
12/31/2006            16,964.90               15,368.26                  15,170.15
 1/31/2007            17,159.75               15,506.02                  15,332.66
 2/28/2007            17,425.46               15,735.98                  15,531.48
 3/31/2007            17,475.36               15,774.38                  15,580.86
 4/30/2007            17,723.11               15,988.07                  15,796.03
 5/31/2007            17,860.83               16,081.50                  15,930.65
 6/30/2007            17,588.63               15,892.10                  15,671.82
 7/31/2007            17,035.75               15,482.42                  15,163.77
 8/31/2007            17,213.64               15,625.88                  15,310.00
 9/30/2007            17,596.62               15,896.43                  15,679.02
10/31/2007            17,734.34               15,959.76                  15,814.05
11/30/2007            17,405.00               15,601.01                  15,477.90
12/31/2007            17,413.99               15,563.51                  15,493.14
 1/31/2008            17,138.05               15,208.20                  15,177.44
 2/29/2008            16,948.68               15,040.55                  14,972.99
 3/31/2008            16,909.51               14,944.91                  14,950.30
 4/30/2008            17,574.16               15,308.89                  15,510.61
 5/31/2008            17,640.28               15,420.93                  15,590.59
 6/30/2008            17,215.39               15,059.72                  15,180.26
 7/31/2008            16,983.36               14,858.03                  14,983.33
 8/31/2008            17,030.01               14,893.44                  15,004.18
 9/30/2008            15,831.69               13,863.70                  13,883.99
10/31/2008            13,323.27               12,030.89                  11,646.07
11/30/2008            12,173.85               11,051.78                  10,648.75
12/31/2008            12,856.22               11,191.62                  11,024.31
 1/31/2009            13,611.44               11,603.87                  11,505.33
 2/28/2009            13,332.75               11,281.44                  11,239.13
 3/31/2009            13,603.20               11,376.58                  11,405.60
 4/30/2009            14,974.43               12,382.57                  12,512.46
 5/31/2009            15,788.53               13,474.35                  13,239.96
 6/30/2009            16,355.13               14,063.93                  13,685.53
 7/31/2009            17,347.62               14,901.72                  14,552.70
 8/31/2009            17,668.72               15,312.25                  14,796.48
 9/30/2009            18,663.46               16,229.35                  15,570.09
10/31/2009            19,003.77               16,603.88                  15,799.79
11/30/2009            19,268.73               16,820.49                  16,001.14
12/31/2009            19,827.10               17,258.67                  16,480.36
 1/31/2010            20,079.59               17,652.63                  16,689.22
 2/28/2010            20,140.72               17,728.69                  16,714.39
 3/31/2010            20,714.05               18,351.69                  17,245.61
 4/30/2010            21,194.33               18,807.43                  17,620.55
 5/31/2010            20,519.45               18,049.69                  16,968.29
 6/30/2010            20,756.72               18,227.49                  17,102.89
 7/31/2010            21,398.17               18,798.40                  17,713.96
 8/31/2010            21,425.61               18,875.09                  17,703.35
 9/30/2010            21,993.96               19,419.82                  18,242.41
10/31/2010            22,513.91               19,935.99                  18,749.47
11/30/2010            22,276.14               19,818.74                  18,560.70
12/31/2010            22,686.06               20,216.65                  18,937.70
 1/31/2011            23,142.89               20,605.87                  19,333.14
 2/28/2011            23,444.77               21,011.95                  19,644.65
 3/31/2011            23,540.33               21,132.64                  19,685.04
 4/30/2011            23,867.67               21,519.14                  19,993.85
 5/31/2011            23,970.71               21,630.20                  20,038.00
 6/30/2011            23,784.84               21,328.39                  19,815.69
 7/31/2011            24,111.17               21,483.36                  19,980.25

                                   [END CHART]

                          Data from 7/31/01 to 7/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

10  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

USAA HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                          7/31/11                  7/31/10
--------------------------------------------------------------------------------
Net Assets                            $146.6 Million            $95.6 Million
Net Asset Value Per Share                  $8.60                    $8.08


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/11
--------------------------------------------------------------------------------
     1 Year                                           Since Inception 8/01/08

     14.57%                                                    13.42%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/10**
--------------------------------------------------------------------------------

                                      0.67%

               (Includes acquired fund fees and expenses of .04%)

*The USAA High-Yield Opportunities Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       USAA HIGH-YIELD            CREDIT SUISSE          LIPPER HIGH CURRENT
                     OPPORTUNITIES FUND             HIGH YIELD                YIELD BOND
                    INSTITUTIONAL SHARES              INDEX                  FUNDS INDEX
 7/31/2008               $10,000.00                 $10,000.00                $10,000.00
 8/31/2008                10,026.02                  10,027.47                 10,013.91
 9/30/2008                 9,335.20                   9,321.88                  9,266.29
10/31/2008                 8,103.33                   7,844.90                  7,772.69
11/30/2008                 7,445.43                   7,168.10                  7,107.07
12/31/2008                 7,543.33                   7,569.89                  7,357.71
 1/31/2009                 7,823.87                   8,014.57                  7,678.75
 2/28/2009                 7,609.28                   7,850.48                  7,501.09
 3/31/2009                 7,676.57                   8,009.73                  7,612.19
 4/30/2009                 8,357.89                   8,817.12                  8,350.92
 5/31/2009                 9,096.76                   9,296.47                  8,836.46
 6/30/2009                 9,497.08                   9,630.09                  9,133.84
 7/31/2009                10,065.93                  10,214.48                  9,712.59
 8/31/2009                10,345.72                  10,403.55                  9,875.29
 9/30/2009                10,968.20                  10,989.26                 10,391.60
10/31/2009                11,223.91                  11,189.64                 10,544.91
11/30/2009                11,372.72                  11,345.65                 10,679.29
12/31/2009                11,671.04                  11,674.43                 10,999.13
 1/31/2010                11,939.80                  11,823.10                 11,138.53
 2/28/2010                11,993.82                  11,859.09                 11,155.32
 3/31/2010                12,402.89                  12,196.68                 11,509.86
 4/30/2010                12,729.23                  12,479.47                 11,760.10
 5/31/2010                12,219.38                  12,082.09                 11,324.77
 6/30/2010                12,327.95                  12,221.80                 11,414.61
 7/31/2010                12,733.43                  12,599.49                 11,822.45
 8/31/2010                12,772.39                  12,615.65                 11,815.36
 9/30/2010                13,143.99                  12,950.30                 12,175.14
10/31/2010                13,512.55                  13,256.45                 12,513.55
11/30/2010                13,435.99                  13,116.45                 12,387.57
12/31/2010                13,709.37                  13,357.82                 12,639.18
 1/31/2011                13,976.04                  13,626.80                 12,903.10
 2/28/2011                14,254.25                  13,804.56                 13,111.00
 3/31/2011                14,339.23                  13,860.82                 13,137.96
 4/30/2011                14,587.46                  14,053.56                 13,344.06
 5/31/2011                14,665.36                  14,114.23                 13,373.53
 6/30/2011                14,463.99                  14,004.79                 13,225.15
 7/31/2011                14,588.71                  14,196.94                 13,334.98

                                   [END CHART]

                         Data from 7/31/08 to 7/31/11.*

                         See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

USAA HIGH-YIELD OPPORTUNITIES ADVISER SHARES (Symbol: UHYOX)*

--------------------------------------------------------------------------------
                                                                    7/31/11
--------------------------------------------------------------------------------
Net Assets                                                       $5.5 Million
Net Asset Value Per Share                                            $8.60


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/11
--------------------------------------------------------------------------------
                             Since Inception 8/01/10

                                     13.94%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 7/31/11
--------------------------------------------------------------------------------

                                      5.71%


--------------------------------------------------------------------------------
                  ESTIMATED EXPENSE RATIOS AS OF 8/01/10***
--------------------------------------------------------------------------------

    Before Reimbursement   1.50%                   After Reimbursement   1.20%

               (Includes acquired fund fees and expenses of .04%)

*The USAA High-Yield Opportunities Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.
**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.20% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT ESTIMATED EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA HIGH-YIELD           LIPPER HIGH CURRENT           CREDIT SUISSE
                   OPPORTUNITIES FUND              YIELD BOND                  HIGH YIELD
                     ADVISER SHARES               FUNDS INDEX                    INDEX
 7/31/2010              $10,000.00                $10,000.00                   $10,000.00
 8/31/2010               10,030.71                  9,994.01                    10,012.83
 9/30/2010               10,316.99                 10,298.32                    10,278.43
10/31/2010               10,588.61                 10,584.57                    10,521.42
11/30/2010               10,524.02                 10,478.01                    10,410.30
12/31/2010               10,732.48                 10,690.83                    10,601.87
 1/31/2011               10,937.44                 10,914.07                    10,815.36
 2/28/2011               11,150.86                 11,089.92                    10,956.44
 3/31/2011               11,212.33                 11,112.72                    11,001.10
 4/30/2011               11,402.05                 11,287.05                    11,154.07
 5/31/2011               11,458.62                 11,311.98                    11,202.22
 6/30/2011               11,296.48                 11,186.47                    11,115.36
 7/31/2011               11,389.73                 11,279.37                    11,267.87

                                   [END CHART]

                         Data from 7/31/10 to 7/31/11.*

                         See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Adviser Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                                TOP 10 HOLDINGS*
                                 AS OF 7/31/2011
                                (% of Net Assets)

                                                COUPON RATE %   % OF NET ASSETS
                                                -------------------------------
iShares iBoxx High Yield
   Corporate Bond Fund                               n/a             2.7%
Enbridge Energy Partners, LP                        8.05%            1.4%
Southern Union Co.                                  7.20%            1.4%
SPDR Barclay Capital High
   Yield Bond Fund                                   n/a             1.4%
Lincoln National Corp.                              7.00%            1.4%
PPL Capital Funding, Inc.                           6.70%            1.4%
Puget Sound Energy, Inc.                            6.97%            1.3%
Textron Financial Corp.                             6.00%            1.1%
StanCorp Financial Group, Inc.                      6.90%            1.0%
Glen Meadow                                         6.51%            1.0%

You will find a complete list of securities that the Fund owns on pages 19-44.

The Fund may rely on Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

*Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                    o SECTOR ASSET ALLOCATION -- 7/31/2011 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                                27.5%
Energy                                                                    15.2%
Consumer Discretionary                                                    10.4%
Utilities                                                                  8.2%
Materials                                                                  7.9%
Industrials                                                                6.9%
Telecommunication Services                                                 6.8%
Health Care                                                                4.3%
Exchanged-Traded Funds*                                                    4.1%
Consumer Staples                                                           3.9%
Information Technology                                                     3.4%
Money Market Instruments**                                                 1.2%
Municipal Bonds                                                            0.2%

                                   [END CHART]

 * Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on a exchange. These particular ETF's represent multiple sectors.
** Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

2.89% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2011, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $91,341,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  17

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH-YIELD OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High-Yield Opportunities Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 19, 2011

================================================================================

18  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2011

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (74.1%)

              CONSUMER DISCRETIONARY (9.1%)
              -----------------------------
              ADVERTISING (0.3%)
  $  2,892    Clear Channel Communication, Inc.(a)                      3.84%        1/28/2016     $    2,409
       400    Clear Channel Worldwide Holdings, Inc.                    9.25        12/15/2017            435
     1,600    Clear Channel Worldwide Holdings, Inc.                    9.25        12/15/2017          1,748
                                                                                                   ----------
                                                                                                        4,592
                                                                                                   ----------
              APPAREL RETAIL (0.2%)
     3,000    Brown Shoe Co., Inc.(b)                                   7.13         5/15/2019          2,903
                                                                                                   ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
     3,000    Hanesbrands, Inc.                                         6.38        12/15/2020          2,992
     4,135    Kellwood Co.(c)                                          12.88        12/31/2014          3,401
     5,000    Quiksilver, Inc.                                          6.88         4/15/2015          4,875
                                                                                                   ----------
                                                                                                       11,268
                                                                                                   ----------
              AUTO PARTS & EQUIPMENT (0.2%)
       900    American Axle & Manufacturing Holdings, Inc.(b)           9.25         1/15/2017            998
     1,294    Federal-Mogul Corp.(a)                                    2.13        12/29/2014          1,234
       660    Federal-Mogul Corp.(a)                                    2.13        12/28/2015            630
     1,000    Tenneco, Inc.                                             7.75         8/15/2018          1,067
                                                                                                   ----------
                                                                                                        3,929
                                                                                                   ----------
              BROADCASTING (0.8%)
     1,000    Crown Media Holdings, Inc.(b)                            10.50         7/15/2019          1,038
     3,000    LBI Media, Inc.(b)                                        8.50         8/01/2017          2,362
     1,000    Nexstar Broadcasting Group, Inc.                          8.88         4/15/2017          1,062
     1,000    Sinclair Television Group, Inc.                           8.38        10/15/2018          1,062
       965    Telesat Canada(a)                                         3.19        10/31/2014            956
     3,912    Univision Communications, Inc.(a)                         4.44         3/31/2017          3,713
     1,000    Univision Communications, Inc.(b)                         7.88        11/01/2020          1,038
     1,000    Univision Communications, Inc.(b)                         8.50         5/15/2021            998
                                                                                                   ----------
                                                                                                       12,229
                                                                                                   ----------
              CABLE & SATELLITE (1.1%)
     1,000    Cablevision Systems Corp.                                 7.75         4/15/2018          1,075
     3,500    Cablevision Systems Corp.                                 8.00         4/15/2020          3,867
     1,320    CCH II, LLC(b)                                           13.50        11/30/2016          1,554

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  1,000    CCO Holdings, LLC                                         7.25%       10/30/2017     $    1,060
       500    CCO Holdings, LLC                                         7.88         4/30/2018            540
       500    CCO Holdings, LLC/Capital Corp.(b)                        7.00         1/15/2019            524
     4,000    Cequel Communications Holdings I, LLC
               and Cequel Capital Corp.(b)                              8.63        11/15/2017          4,280
     3,000    Mediacom Broadband, LLC                                   8.50        10/15/2015          3,113
     1,000    Mediacom Broadband, LLC                                   9.13         8/15/2019          1,073
                                                                                                   ----------
                                                                                                       17,086
                                                                                                   ----------
              CASINOS & GAMING (3.6%)
     3,000    Boyd Gaming Corp.                                         7.13         2/01/2016          2,839
     3,235    Caesar's Entertainment Operating Co., Inc.(a)             3.23         1/28/2015          2,921
     6,025    Caesar's Entertainment Operating Co., Inc.               10.00        12/15/2018          5,377
       172    Caesar's Entertainment Operating Co., Inc.               10.00        12/15/2018            150
     8,000    CityCenter Holdings, LLC(b)                               7.63         1/15/2016          8,360
     3,167    CityCenter Holdings, LLC(b)                              10.75         1/15/2017          3,384
     1,500    Eldorado Resorts, LLC(b)                                  8.63         6/15/2019          1,455
     3,000    Harrah's Operating Co., Inc.                             11.25         6/01/2017          3,307
     2,172    Inn of the Mountain Gods Resort & Casino(b),(c)           1.25        11/30/2020          1,336
       879    Inn of the Mountain Gods Resort & Casino(b)               8.75        11/30/2020            866
     2,000    Isle of Capri Casinos, Inc.                               7.00         3/01/2014          2,008
     3,000    Jacobs Entertainment, Inc.                                9.75         6/15/2014          3,045
     1,030    MGM Mirage                                                6.75         9/01/2012          1,056
     2,000    MGM Mirage                                                6.63         7/15/2015          1,940
     1,000    MGM Mirage                                               11.13        11/15/2017          1,158
     1,500    MGM Mirage                                                9.00         3/15/2020          1,680
     1,675    MGM Resorts International(a)                              7.00         2/21/2014          1,646
     5,000    MTR Gaming Group, Inc.(b),(d)                            11.50         8/01/2019          4,775
     1,000    Pinnacle Entertainment, Inc.                              8.75         5/15/2020          1,070
     5,000    Revel Entertainment, LLC(a)                               9.00         2/17/2017          4,755
     1,000    Scientific Games Corp.                                    8.13         9/15/2018          1,055
     2,000    Shingle Springs Tribal Gaming Auth.(b)                    9.38         6/15/2015          1,395
     3,000    Snoqualmie Entertainment Auth.(b)                         4.20(e)      2/01/2014          2,797
     1,000    Snoqualmie Entertainment Auth.(b)                         9.13         2/01/2015          1,003
                                                                                                   ----------
                                                                                                       59,378
                                                                                                   ----------
              CATALOG RETAIL (0.1%)
     2,500    Harry & David Operations Corp.(f)                         9.00         3/01/2013             88
     1,000    QVC, Inc.(b)                                              7.13         4/15/2017          1,077
     1,000    QVC, Inc.(b)                                              7.38        10/15/2020          1,105
                                                                                                   ----------
                                                                                                        2,270
                                                                                                   ----------
              DEPARTMENT STORES (0.4%)
     3,200    Dillard's, Inc.                                           7.13         8/01/2018          3,296
     1,025    J.C. Penney Co., Inc.                                     7.40         4/01/2037            998

================================================================================

20  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  2,100    May Dept Stores Co.                                       7.88%        8/15/2036     $    2,343
                                                                                                   ----------
                                                                                                        6,637
                                                                                                   ----------
              HOMEBUILDING (0.1%)
     1,000    Beazer Homes USA, Inc.                                    9.13         5/15/2019            865
     1,000    Lennar Corp.                                             12.25         6/01/2017          1,236
                                                                                                   ----------
                                                                                                        2,101
                                                                                                   ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
     1,000    NCL Corp. Ltd.                                           11.75        11/15/2016          1,165
                                                                                                   ----------
              LEISURE FACILITIES (0.3%)
     2,000    Clubcorp Club Operations                                 10.00        12/01/2018          1,995
     3,000    Palace Entertainment Holdings, LLC(b)                     8.88         4/15/2017          3,075
                                                                                                   ----------
                                                                                                        5,070
                                                                                                   ----------
              LEISURE PRODUCTS (0.2%)
     2,700    FGI Operating Co., Inc.                                  10.25         8/01/2015          2,896
                                                                                                   ----------
              MOVIES & ENTERTAINMENT (0.3%)
     1,500    AMC Entertainment, Inc.                                   8.75         6/01/2019          1,603
     1,000    Cinemark USA, Inc.                                        8.63         6/15/2019          1,095
     1,000    Live Nation Entertainment, Inc.(b)                        8.13         5/15/2018          1,023
       250    WMG Acquisition Corp.                                     9.50         6/15/2016            266
                                                                                                   ----------
                                                                                                        3,987
                                                                                                   ----------
              PUBLISHING (0.1%)
       195    American Media, Inc.(b)                                  13.50         5/01/2013            208
     2,000    McClatchy Co.                                            11.50         2/15/2017          2,115
                                                                                                   ----------
                                                                                                        2,323
                                                                                                   ----------
              RESTAURANTS (0.4%)
     1,867    CKE Restaurants, Inc.                                    11.38         7/15/2018          2,058
     3,000    Dineequity, Inc.                                          9.50        10/30/2018          3,300
     1,800    Dunkin Finance Corp.(b)                                   9.63        12/01/2018          1,818
                                                                                                   ----------
                                                                                                        7,176
                                                                                                   ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
       600    Mac-Gray Corp.                                            7.63         8/15/2015            614
                                                                                                   ----------
              TIRES & RUBBER (0.2%)
     3,000    Goodyear Tire & Rubber Co.                                8.25         8/15/2020          3,311
                                                                                                   ----------
              Total Consumer Discretionary                                                            148,935
                                                                                                   ----------
              CONSUMER STAPLES (2.7%)
              -----------------------
              DRUG RETAIL (1.1%)
    13,100    CVS Caremark Corp.                                        6.30         6/01/2037         12,775
     1,000    Rite Aid Corp.                                            8.63         3/01/2015            950

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  2,000    Rite Aid Corp.                                            9.75%        6/12/2016     $    2,230
     2,000    Rite Aid Corp.                                           10.38         7/15/2016          2,160
                                                                                                   ----------
                                                                                                       18,115
                                                                                                   ----------
              FOOD DISTRIBUTORS (0.1%)
     2,000    U.S. Foodservice(b)                                       8.50         6/30/2019          1,950
                                                                                                   ----------
              FOOD RETAIL (0.4%)
     1,210    Albertsons, Inc.                                          8.70         5/01/2030          1,107
     1,000    American Stores Co.                                       8.00         6/01/2026            921
     3,000    ARAMARK Corp.(g)                                          8.50         2/01/2015          3,109
     1,000    Susser Holdings Corp.                                     8.50         5/15/2016          1,073
                                                                                                   ----------
                                                                                                        6,210
                                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.3%)
     2,250    Diversey, Inc.                                            8.25        11/15/2019          2,660
     2,000    Spectrum Brands, Inc.                                     9.50         6/15/2018          2,230
                                                                                                   ----------
                                                                                                        4,890
                                                                                                   ----------
              PACKAGED FOODS & MEAT (0.8%)
     2,000    Blue Merger Sub, Inc.(b)                                  7.63         2/15/2019          2,065
     4,000    Dean Foods Co.(b)                                         9.75        12/15/2018          4,320
     4,750    Reddy Ice Corp.                                          11.25         3/15/2015          4,916
     2,175    Reddy Ice Holdings, Inc.                                 10.50        11/01/2012          2,181
                                                                                                   ----------
                                                                                                       13,482
                                                                                                   ----------
              Total Consumer Staples                                                                   44,647
                                                                                                   ----------
              ENERGY (13.9%)
              --------------
              COAL & CONSUMABLE FUELS (0.6%)
     1,000    Arch Coal, Inc.                                           7.25        10/01/2020          1,060
     1,500    CONSOL Energy, Inc.                                       8.00         4/01/2017          1,650
     1,000    CONSOL Energy, Inc.                                       8.25         4/01/2020          1,105
     3,000    James River Escrow, Inc.(b)                               7.88         4/01/2019          3,038
     1,500    Murray Energy Corp.(b)                                   10.25        10/15/2015          1,586
     2,000    Peabody Energy Corp.                                      7.88        11/01/2026          2,275
                                                                                                   ----------
                                                                                                       10,714
                                                                                                   ----------
              OIL & GAS DRILLING (0.2%)
     1,000    Parker Drilling Co.                                       9.13         4/01/2018          1,085
     1,599    Stallion Oilfield Holdings, Ltd.                         10.50         2/15/2015          1,791
                                                                                                   ----------
                                                                                                        2,876
                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
     2,500    Basic Energy Services, Inc.                               7.13         4/15/2016          2,544
     1,000    Basic Energy Services, Inc.(b)                            7.75         2/15/2019          1,030

================================================================================

22  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  1,000    Global Geophysical Services, Inc.                        10.50%        5/01/2017     $    1,052
     1,500    Helix Energy Solutions Group, Inc.(b)                     9.50         1/15/2016          1,581
     2,000    Mcjunkin Red Man Corp.(b)                                 9.50        12/15/2016          2,090
     1,169    Seitel, Inc.                                              9.75         2/15/2014          1,205
                                                                                                   ----------
                                                                                                        9,502
                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (4.3%)
     2,000    Alta Mesa Holdings(b)                                     9.63        10/15/2018          2,025
     1,000    Chaparral Energy, Inc.                                    8.88         2/01/2017          1,040
     3,000    Chaparral Energy, Inc.                                    8.25         9/01/2021          3,120
     5,000    Chesapeake Energy Corp.                                   6.13         2/15/2021          5,231
     2,000    Comstock Resources, Inc.                                  7.75         4/01/2019          2,088
     3,000    EV Energy Partners, LP(b)                                 8.00         4/15/2019          3,105
     3,000    GMX Resources, Inc.(b)                                   11.38         2/15/2019          2,872
     5,000    Hilcorp Energy I, LP(b)                                   8.00         2/15/2020          5,425
     1,000    Hilcorp Energy I, LP(b)                                   7.63         4/15/2021          1,063
     2,000    Laredo Petroleum, Inc.(b)                                 9.50         2/15/2019          2,140
     2,000    Linn Energy LLC                                           8.63         4/15/2020          2,225
     4,750    NFR Energy, LLC(b)                                        9.75         2/15/2017          4,631
     1,500    NFR Energy, LLC/Financial Corp.(b)                        9.75         2/15/2017          1,463
     3,000    Penn Virginia Corp.                                       7.25         4/15/2019          3,052
     1,000    PetroQuest Energy, Inc.                                  10.00         9/01/2017          1,065
     1,000    Plains Exploration & Production Co.                       7.63         6/01/2018          1,083
     1,000    Plains Exploration & Production Co.                       7.63         4/01/2020          1,090
     3,000    Plains Exploration & Production Co.                       6.63         5/01/2021          3,142
       900    QEP Resources, Inc.                                       6.80         3/01/2020            947
    10,000    Quicksilver Resources, Inc.                               7.13         4/01/2016         10,100
     2,000    Rosetta Resources, Inc.                                   9.50         4/15/2018          2,245
     1,000    SandRidge Energy, Inc.(b)                                 7.50         5/15/2016          1,051
     1,000    SandRidge Energy, Inc.(b)                                 9.88         5/15/2016          1,113
     1,000    SandRidge Energy, Inc.(b)                                 8.00         6/01/2018          1,059
     2,000    Stone Energy Corp.                                        8.63         2/01/2017          2,100
     5,000    Venoco, Inc.                                              8.88         2/15/2019          5,212
                                                                                                   ----------
                                                                                                       69,687
                                                                                                   ----------
              OIL & GAS REFINING & MARKETING (0.3%)
     1,000    Citgo Petroleum Corp.(b)                                   11.50       7/01/2017          1,165
     2,000    Coffeyville Resources(b)                                   10.88       4/01/2017          2,300
     1,000    Tesoro Corp.                                                9.75       6/01/2019          1,144
                                                                                                   ----------
                                                                                                        4,609
                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (7.9%)
     4,000    Copano Energy, LLC                                          7.13       4/01/2021          4,110
     2,000    Crosstex Energy, LP                                         8.88       2/15/2018          2,190
    12,061    El Paso Corp.                                               7.80       8/01/2031         14,367

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  4,000    El Paso Corp.                                             7.75%        1/15/2032     $    4,771
    21,400    Enbridge Energy Partners, LP(g)                           8.05        10/01/2037         23,578
     2,500    Energy Transfer Equity, LP                                7.50        10/15/2020          2,678
    12,250    Enterprise Products Operating, LP                         7.00         6/01/2067         12,355
     9,000    Enterprise Products Operating, LP                         7.03         1/15/2068          9,496
     4,000    Genesis Energy, LP(b)                                     7.88        12/15/2018          4,090
     2,000    MarkWest Energy Partners, LP                              6.75        11/01/2020          2,137
     5,000    MarkWest Energy Partners, LP                              6.50         8/15/2021          5,219
     1,000    Martin Midstream Partners, LP/Finance Corp.               8.88         4/01/2018          1,050
     3,000    NGPL PipeCo., LLC(b)                                      7.77        12/15/2037          3,283
     5,000    Niska Gas Storage                                         8.88         3/15/2018          5,415
     2,000    Regency Energy Partners, LP                               9.38         6/01/2016          2,247
     1,500    Regency Energy Partners, LP                               6.88        12/01/2018          1,596
     2,000    Sabine Pass LNG, LP                                       7.25        11/30/2013          2,055
     2,000    Sabine Pass LNG, LP                                       7.50        11/30/2016          2,065
    25,000    Southern Union Co.(g)                                     7.20(e)     11/01/2066         23,375
     1,000    Targa Resources Partners, LP(b)                           7.88        10/15/2018          1,053
     3,000    Targa Resources Partners, LP(b)                           6.88         2/01/2021          3,007
                                                                                                   ----------
                                                                                                      130,137
                                                                                                   ----------
              Total Energy                                                                            227,525
                                                                                                   ----------
              FINANCIALS (17.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     2,000    Nuveen Investments, Inc.                                 10.50        11/15/2015          2,105
                                                                                                   ----------
              CONSUMER FINANCE (1.6%)
     5,000    Ally Financial, Inc.                                      6.25        12/01/2017          5,088
     4,000    American Express Co.                                      6.80         9/01/2066          4,135
     5,000    Capital One Financial Corp.                               7.69         8/15/2036          5,131
     6,000    Credit Acceptance Corp.                                   9.13         2/01/2017          6,465
     5,000    Ford Motor Credit Co., LLC                                5.75         2/01/2021          5,031
                                                                                                   ----------
                                                                                                       25,850
                                                                                                   ----------
              DIVERSIFIED BANKS (0.4%)
     7,500    USB Realty Corp.(b)                                       6.09                -(h)        6,422
                                                                                                   ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
     1,000    Lehman Brothers Holdings, Inc.(f)                         5.75        12/31/2049            266
     1,500    Lehman Brothers Treasury Co. B.V.(f)                      0.01        12/29/2011            512
                                                                                                   ----------
                                                                                                          778
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (3.0%)
     1,000    Americo Life, Inc.(b)                                     7.88         5/01/2013          1,055
     3,000    Forethought Financial Group(b)                            8.63         4/15/2021          3,127
     2,000    Great-West Life & Annuity Insurance Co.(b)                7.15         5/16/2046          2,045

================================================================================

24  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 22,000    Lincoln National Corp.                                    7.00%        5/17/2066     $   22,440
     2,000    MetLife, Inc.                                            10.75         8/01/2039          2,840
    18,000    StanCorp Financial Group, Inc.                            6.90         6/01/2067         17,128
                                                                                                   ----------
                                                                                                       48,635
                                                                                                   ----------
              MULTI-LINE INSURANCE (4.3%)
    21,299    Genworth Financial, Inc.                                  6.15        11/15/2066         14,057
    20,000    Glen Meadow(b)                                            6.51         2/12/2067         17,050
    12,034    ILFC E-Capital Trust I(b)                                 5.74(e)     12/21/2065         10,121
    16,362    ILFC E-Capital Trust II(b)                                6.25        12/21/2065         14,071
    15,000    Nationwide Mutual Insurance Co.(b)                        5.81        12/15/2024         14,812
                                                                                                   ----------
                                                                                                       70,111
                                                                                                   ----------
              MULTI-SECTOR HOLDINGS (0.8%)
     2,750    Leucadia National Corp.                                   7.13         3/15/2017          2,877
     9,025    Leucadia National Corp.                                   8.65         1/15/2027          9,251
                                                                                                   ----------
                                                                                                       12,128
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
     9,000    ABN AMRO North America Holding Co.(b)                     6.52        12/29/2049          8,325
     2,000    AgFirst Farm Credit Bank                                  6.59                 -(h)       1,715
     5,000    BankAmerica Institutional Capital(b)                      8.07        12/31/2026          5,119
     5,000    Citigroup Capital XXI                                     8.30        12/21/2057          5,169
     4,000    General Electric Capital Corp.                            6.38        11/15/2067          4,090
     2,245    NB Capital Trust IV                                       8.25         4/15/2027          2,301
                                                                                                   ----------
                                                                                                       26,719
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (2.2%)
     2,300    Assured Guaranty U.S. Holdings, Inc.                      6.40        12/15/2066          1,817
     1,000    Farmers Exchange Capital(b)                               7.05         7/15/2028          1,059
     1,700    Farmers Insurance Exchange(b)                             8.63         5/01/2024          2,074
     1,000    Financial Security Assurance Holdings Ltd.(b)             6.40        12/15/2066            765
     3,780    Hanover Insurance Group, Inc.                             8.21         2/03/2027          3,525
     5,400    Ironshore Holdings, Inc.(b)                               8.50         5/15/2020          5,966
     1,500    Kingsway America, Inc.                                    7.50         2/01/2014          1,380
     3,000    Liberty Mutual Group, Inc.(b)                             7.00         3/15/2037          2,923
     2,500    MBIA Insurance Co.(b)                                    14.00         1/15/2033          1,537
    14,000    PXRE Capital Trust I                                      8.85         2/01/2027         13,265
     2,000    Zenith National Insurance Corp.                           8.55         8/01/2028          2,010
                                                                                                   ----------
                                                                                                       36,321
                                                                                                   ----------
              REGIONAL BANKS (2.1%)
     1,000    AmSouth Bancorp.                                          6.75        11/01/2025            902
    16,610    Fifth Third Capital Trust IV                              6.50         4/15/2037         16,278
     1,500    First Empire Capital Trust I                              8.23         2/01/2027          1,539
     2,500    Huntington Capital III                                    6.65         5/15/2037          2,431

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $    750    KeyCorp Capital II                                        6.88%        3/17/2029     $      733
     1,000    Regions Bank                                              6.45         6/26/2037            910
     1,790    Regions Financial Corp.                                   7.38        12/10/2037          1,674
     4,500    Susquehanna Capital II                                   11.00         3/23/2040          4,860
     5,450    Webster Capital Trust IV                                  7.65         6/15/2037          5,482
                                                                                                   ----------
                                                                                                       34,809
                                                                                                   ----------
              REINSURANCE (0.1%)
     2,000    Max USA Holdings Ltd.(b),(g)                              7.20         4/14/2017          2,115
                                                                                                   ----------
              REITs - MORTGAGE (0.1%)
     2,000    Walter Investment Management Corp.(a)                     7.75         6/17/2016          1,993
                                                                                                   ----------
              REITs - RETAIL (0.8%)
     7,000    New Plan Excel Realty Trust, Inc.                         5.13         9/15/2012          6,974
     3,000    New Plan Excel Realty Trust, Inc.                         5.30         1/15/2015          2,805
     2,675    New Plan Excel Realty Trust, Inc.                         5.25         9/15/2015          2,475
     1,550    New Plan Excel Realty Trust, Inc.                         7.50         7/30/2029          1,170
                                                                                                   ----------
                                                                                                       13,424
                                                                                                   ----------
              REITs - SPECIALIZED (0.6%)
     3,000    Aviv Healthcare Properties(b)                             7.75         2/15/2019          3,075
     3,000    Entertainment Properties Trust                            7.75         7/15/2020          3,375
     2,000    Host Hotels & Resorts, LP                                 6.75         6/01/2016          2,075
     1,000    Sabra Health Care                                         8.13        11/01/2018          1,015
                                                                                                   ----------
                                                                                                        9,540
                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
     1,000    Provident Funding Associations, LP(b)                    10.25         4/15/2017          1,105
                                                                                                   ----------
              Total Financials                                                                        292,055
                                                                                                   ----------
              HEALTH CARE (3.4%)
              ------------------
              HEALTH CARE EQUIPMENT (0.3%)
       500    Accellent, Inc.                                           8.38         2/01/2017            522
     1,000    Accellent, Inc.                                          10.00        11/01/2017            985
       972    Biomet, Inc.(a)                                           3.23         3/25/2015            962
     1,000    Biomet, Inc.                                             10.00        10/15/2017          1,100
     2,500    Universal Hospital Services, Inc.                         3.78(e)      6/01/2015          2,375
                                                                                                   ----------
                                                                                                        5,944
                                                                                                   ----------
              HEALTH CARE FACILITIES (1.7%)
     2,849    Community Health Systems, Inc.(a),(d)                     2.50         7/25/2014          2,757
     1,000    Community Health Systems, Inc.                            8.88         7/15/2015          1,033
     4,207    HCA, Inc.                                                 9.63        11/15/2016          4,512
     2,000    HCA, Inc.                                                 8.50         4/15/2019          2,207
     1,500    HCA, Inc.                                                 7.25         9/15/2020          1,590

================================================================================

26  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  4,000    HCA, Inc.(b)                                              7.75%        5/15/2021     $    4,090
     3,000    HCA, Inc.(d)                                              7.50         2/15/2022          3,056
     2,000    Kindred Healthcare, Inc.(b)                               8.25         6/01/2019          1,970
     1,000    LifePoint Hospitals, Inc.                                 3.50         5/15/2014          1,052
     1,585    Select Medical Corp.                                      7.63         2/01/2015          1,550
     1,000    Tenet Healthcare Corp.                                    8.00         8/01/2020          1,028
     1,000    United Surgical Partners International, Inc.              8.88         5/01/2017          1,048
       317    Vanguard Health Systems, Inc.                            10.38         2/01/2016            212
     2,000    Vanguard Health Systems, Inc.                             7.75         2/01/2019          2,055
                                                                                                   ----------
                                                                                                       28,160
                                                                                                   ----------
              HEALTH CARE SERVICES (0.8%)
     2,000    Alliance Healthcare Services, Inc.                        8.00        12/01/2016          1,900
     2,500    ConvaTec Healthcare(b)                                   10.50        12/15/2018          2,575
     3,000    Radiation Therapy Services, Inc.                          9.88         4/15/2017          2,940
     1,000    ResCare, Inc.                                            10.75         1/15/2019          1,075
     4,000    STHI Holding Corp.(b)                                     8.00         3/15/2018          4,120
                                                                                                   ----------
                                                                                                       12,610
                                                                                                   ----------
              HEALTH CARE SUPPLIES (0.4%)
     1,000    Bausch & Lomb, Inc.                                       9.88        11/01/2015          1,065
     1,000    DJO Finance, LLC                                         10.88        11/15/2014          1,074
     1,000    DJO Finance, LLC(b)                                       9.75        10/15/2017          1,020
     2,000    DJO Finance, LLC(b)                                       7.75         4/15/2018          2,040
     1,056    VWR Funding, Inc.                                        10.25         7/15/2015          1,117
                                                                                                   ----------
                                                                                                        6,316
                                                                                                   ----------
              HEALTH CARE TECHNOLOGY (0.1%)
     1,000    MedAssets, Inc.                                           8.00        11/15/2018          1,015
                                                                                                   ----------
              PHARMACEUTICALS (0.1%)
     1,000    Mylan, Inc.(b)                                            7.63         7/15/2017          1,105
     1,000    Mylan, Inc.(b)                                            7.88         7/15/2020          1,115
                                                                                                   ----------
                                                                                                        2,220
                                                                                                   ----------
              Total Health Care                                                                        56,265
                                                                                                   ----------
              INDUSTRIALS (6.0%)
              ------------------
              AIRLINES (1.8%)
     1,112    America West Airlines, Inc. Pass-Through Trust            6.87         1/02/2017          1,100
       526    America West Airlines, Inc. Pass-Through Trust            7.12         1/02/2017            519
     4,967    American Airlines, Inc. Pass-Through Trust                7.00         1/31/2018          4,705
     2,000    Continental Airlines, Inc.                                8.75        12/01/2011          2,047
     5,977    United Air Lines, Inc.(b)                                12.00         1/15/2016          6,575
     9,000    US Airways Group, Inc.                                    8.50         4/22/2017          8,932

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  2,284    US Airways Pass-Through Trust (INS)                       7.08%        3/20/2021     $    2,250
     3,000    US Airways, Inc.                                          9.75        10/22/2018          3,022
                                                                                                   ----------
                                                                                                       29,150
                                                                                                   ----------
              BUILDING PRODUCTS (0.2%)
       750    USG Corp.(b)                                              9.75         8/01/2014            791
     1,000    USG Corp.                                                 6.30        11/15/2016            865
     1,000    USG Corp.(b)                                              8.38        10/15/2018            981
                                                                                                   ----------
                                                                                                        2,637
                                                                                                   ----------
              COMMERCIAL PRINTING (0.4%)
     2,000    Cenveo Corp.                                              8.88         2/01/2018          1,950
     2,000    Harland Clarke Holdings Corp.                             6.00(e)      5/15/2015          1,680
     3,000    R. R. Donnelley & Sons Co.                                7.25         5/15/2018          3,101
                                                                                                   ----------
                                                                                                        6,731
                                                                                                   ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
     2,100    American Railcar Industries, Inc.                         7.50         3/01/2014          2,153
     2,000    ArvinMeritor, Inc.                                        8.13         9/15/2015          2,070
     1,000    Navistar International Corp.                              8.25        11/01/2021          1,096
                                                                                                   ----------
                                                                                                        5,319
                                                                                                   ----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
     1,000    Mobile Mini, Inc.                                         7.88        12/01/2020          1,045
                                                                                                   ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,000    International Wire Group, Inc.(b)                         9.75         4/15/2015          1,053
                                                                                                   ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     1,000    Washington Mutual Bank                                    5.55         6/16/2030            368
     1,000    Washington Mutual, Inc.(i)                                5.55         6/16/2030              -
     2,000    WCA Waste Corp.(b)                                        7.50         6/15/2019          1,997
                                                                                                   ----------
                                                                                                        2,365
                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (1.2%)
     1,000    Pinafore, LLC(b)                                          9.00        10/01/2018          1,097
    21,000    Textron Financial Corp.(b)                                6.00         2/15/2067         18,270
                                                                                                   ----------
                                                                                                       19,367
                                                                                                   ----------
              INDUSTRIAL MACHINERY (0.4%)
     1,000    Dynacast International, LLC(b)                            9.25         7/15/2019          1,025
       500    Mueller Water Products, Inc.                              7.38         6/01/2017            481
     1,500    Mueller Water Products, Inc.                              8.75         9/01/2020          1,639
     3,000    Thermadyne Holdings Corp.(b)                              9.00        12/15/2017          3,195
                                                                                                   ----------
                                                                                                        6,340
                                                                                                   ----------

================================================================================

28  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              MARINE (0.1%)
  $  1,000    General Maritime Corp.                                   12.00%       11/15/2017     $      650
     1,000    Teekay Corp.                                              8.50         1/15/2020          1,047
       500    United Maritime Group LLC                                11.75         6/15/2015            525
                                                                                                   ----------
                                                                                                        2,222
                                                                                                   ----------
              OFFICE SERVICES & SUPPLIES (0.2%)
     1,000    ACCO Brands Corp.                                        10.63         3/15/2015          1,120
     1,046    West Corp.(a)                                             2.63        10/24/2013          1,043
     1,750    West Corp.(b)                                             7.88         1/15/2019          1,759
                                                                                                   ----------
                                                                                                        3,922
                                                                                                   ----------
              RAILROADS (0.5%)
     1,000    Florida East Coast Railway(b)                             8.13         2/01/2017          1,055
     1,600    RailAmerica, Inc.                                         9.25         7/01/2017          1,768
     4,507    Southern Capital Corp.(b)                                 5.70         6/30/2022          4,734
                                                                                                   ----------
                                                                                                        7,557
                                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
     2,000    United Rentals North America, Inc.                        9.25        12/15/2019          2,240
                                                                                                   ----------
              TRUCKING (0.5%)
     1,067    Avis Budget Car Rental, LLC                               7.63         5/15/2014          1,086
     3,000    Avis Budget Car Rental, LLC                               9.63         3/15/2018          3,270
     1,000    Avis Budget Car Rental, LLC                               8.25         1/15/2019          1,035
       186    Hertz Corp.                                               8.88         1/01/2014            191
     1,000    Quality Distrib/Qd Cap                                    9.88        11/01/2018          1,049
     2,000    Western Express, Inc.(b)                                 12.50         4/15/2015          1,890
                                                                                                   ----------
                                                                                                        8,521
                                                                                                   ----------
              Total Industrials                                                                        98,469
                                                                                                   ----------
              INFORMATION TECHNOLOGY (2.9%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.4%)
     4,000    Avaya, Inc.(b)                                            7.00         4/01/2019          3,930
     2,000    CommScope, Inc.(b)                                        8.25         1/15/2019          2,095
                                                                                                   ----------
                                                                                                        6,025
                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
     1,500    Fidelity National Information Service, Inc.               7.63         7/15/2017          1,607
     2,000    First American Capital Trust I                            8.50         4/15/2012          2,045
       905    First Data Corp.                                          9.88         9/24/2015            923
       500    First Data Corp.(b)                                       7.38         6/15/2019            508
     4,047    First Data Corp.(b)                                       8.25         1/15/2021          3,986
     4,047    First Data Corp.(b)                                      12.63         1/15/2021          4,300
     1,000    Interactive Data Corp.                                   10.25         8/01/2018          1,120

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  7,000    SunGard Data Systems, Inc.                               10.25%        8/15/2015     $    7,219
     5,000    SunGard Data Systems, Inc.                                7.38        11/15/2018          5,100
                                                                                                   ----------
                                                                                                       26,808
                                                                                                   ----------
              INTERNET SOFTWARE & SERVICES (0.2%)
     1,000    Equinix, Inc.                                             8.13         3/01/2018          1,102
     2,000    Equinix, Inc.                                             7.00         7/15/2021          2,090
                                                                                                   ----------
                                                                                                        3,192
                                                                                                   ----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
     2,000    MEMC Electronic Materials, Inc.(b)                        7.75         4/01/2019          1,915
                                                                                                   ----------
              SEMICONDUCTORS (0.6%)
     4,000    Advanced Micro Devices                                    8.13        12/15/2017          4,280
       884    Freescale Semiconductor, Inc.(b)                         10.13         3/15/2018            990
     3,000    Freescale Semiconductor, Inc.(b)                          9.25         4/15/2018          3,285
       670    Freescale Semiconductor, Inc.(b)                         10.75         8/01/2020            754
                                                                                                   ----------
                                                                                                        9,309
                                                                                                   ----------
              Total Information Technology                                                             47,249
                                                                                                   ----------
              MATERIALS (4.8%)
              ----------------
              ALUMINUM (0.3%)
     4,000    Aleris International, Inc.(b)                             7.63         2/15/2018          4,090
                                                                                                   ----------
              COMMODITY CHEMICALS (0.4%)
     1,000    Georgia Gulf Corp.(b)                                     9.00         1/15/2017          1,103
     3,000    Hexion U.S. Finance Corp.                                 8.88         2/01/2018          3,187
     1,213    LBI Escrow Corp.(b)                                       8.00        11/01/2017          1,377
                                                                                                   ----------
                                                                                                        5,667
                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.2%)
     3,000    Cemex Finance, LLC(b)                                     9.50        12/14/2016          2,939
                                                                                                   ----------
              DIVERSIFIED CHEMICALS (0.1%)
     1,000    Huntsman International, LLC                               8.63         3/15/2020          1,122
                                                                                                   ----------
              DIVERSIFIED METALS & MINING (0.1%)
     2,000    Thompson Creek Metals Co.(b)                              7.38         6/01/2018          1,980
                                                                                                   ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     1,250    Scotts Miracle-Gro Co.                                    7.25         1/15/2018          1,344
     1,000    Scotts Miracle-Gro Co.(b)                                 6.63        12/15/2020          1,040
                                                                                                   ----------
                                                                                                        2,384
                                                                                                   ----------
              METAL & GLASS CONTAINERS (1.4%)
       500    Crown Americas Capital Corp.(b)                           6.25         2/01/2021            515
     2,000    Graham Packaging Co., LP                                  8.25         1/01/2017          2,125

================================================================================

30  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 15,000    Reynolds Group Holdings Ltd.(a),(d)                      5.25%         8/08/2018     $   14,927
     1,500    Reynolds Group Holdings Ltd.(b),(d)                      7.88          8/15/2019          1,524
     2,000    Reynolds Group Holdings Ltd.(b),(d)                      9.88          8/15/2019          2,030
     2,000    Reynolds Group Holdings Ltd.(b)                          8.25          2/15/2021          1,860
                                                                                                   ----------
                                                                                                       22,981
                                                                                                   ----------
              PAPER PACKAGING (0.8%)
       250    Graphic Packaging Corp.(i)                               8.63          2/15/2012            250
     1,777    Graphic Packaging International, Inc.                    9.50          8/15/2013          1,777
     3,000    Longview Fibre Paper & Packaging, Inc.(b)                8.00          6/01/2016          3,082
     3,000    Packaging Dynamics Corp.(b)                              8.75          2/01/2016          3,135
     5,000    Sealed Air Corp.(b)                                      6.88          7/15/2033          4,536
                                                                                                   ----------
                                                                                                       12,780
                                                                                                   ----------
              PAPER PRODUCTS (0.6%)
     1,579    ABI Escrow Corp.(b)                                     10.25         10/15/2018          1,741
       597    Boise Cascade, LLC                                       7.13         10/15/2014            598
     3,000    Georgia Pacific, LLC                                     7.25          6/01/2028          3,420
     1,000    NewPage Corp.                                           10.00          5/01/2012            235
     4,000    Verso Paper Holdings, LLC(b)                             8.75          2/01/2019          3,720
                                                                                                   ----------
                                                                                                        9,714
                                                                                                   ----------
              SPECIALTY CHEMICALS (0.1%)
     2,000    Momentive Performance Materials, Inc.                    9.00          1/15/2021          2,070
                                                                                                   ----------
              STEEL (0.7%)
     4,000    Atkore International, Inc.(b)                            9.88          1/01/2018          4,270
     2,000    Edgen Murray Corp.                                      12.25          1/15/2015          2,030
     4,000    JMC Steel Group(b)                                       8.25          3/15/2018          4,180
     1,250    Metals USA, Inc.                                        11.13         12/01/2015          1,327
                                                                                                   ----------
                                                                                                       11,807
                                                                                                   ----------
              Total Materials                                                                          77,534
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (5.4%)
              ---------------------------------
              ALTERNATIVE CARRIERS (1.0%)
     1,000    Level 3 Communications, Inc.(a)                         11.50          3/13/2014          1,056
     2,000    Level 3 Communications, Inc.(b)                         11.88          2/01/2019          2,200
     1,000    Level 3 Escrow, Inc.(b)                                  8.13          7/01/2019          1,015
     1,937    Level 3 Financing, Inc.                                  9.25         11/01/2014          1,981
     2,000    Level 3 Financing, Inc.                                 10.00          2/01/2018          2,160
     2,000    Level 3 Financing, Inc.(b)                               9.38          4/01/2019          2,100
     5,000    Paetec Holding Corp.                                     9.88         12/01/2018          5,362
                                                                                                   ----------
                                                                                                       15,874
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
  $  3,000    Cincinnati Bell, Inc.                                     8.25%       10/15/2017     $    3,060
       500    Cincinnati Bell, Inc.                                     8.75         3/15/2018            485
     9,025    Citizens Communications Co.                               9.00         8/15/2031          9,398
     1,000    Frontier Communications Corp.                             8.25         4/15/2017          1,110
     4,002    Frontier Communications Corp.                             8.75         4/15/2022          4,422
     4,000    Frontier Communications Corp.                             7.88         1/15/2027          3,860
     3,000    GCI, Inc.                                                 8.63        11/15/2019          3,315
     4,000    Windstream Corp.                                          7.88        11/01/2017          4,295
     2,000    Windstream Corp.                                          7.75        10/15/2020          2,125
     2,000    Windstream Corp.                                          7.75        10/01/2021          2,135
                                                                                                   ----------
                                                                                                       34,205
                                                                                                   ----------
              WIRELESS TELECOMMUNICATION SERVICES (2.3%)
     6,250    Clearwire Communications, LLC(b)                         12.00        12/01/2015          6,391
     2,000    Clearwire Communications, LLC(b)                         12.00        12/01/2015          2,045
     5,000    Clearwire Communications, LLC(b)                         12.00        12/01/2017          5,000
     3,000    Cricket Communications, Inc.                              7.75        10/15/2020          3,019
     5,000    Intelsat Jackson Holdings, Ltd.(b)                        7.25         4/01/2019          5,062
     2,000    MetroPCS Communications, Inc.                             7.88         9/01/2018          2,126
     2,000    MetroPCS Communications, Inc.                             6.63        11/15/2020          2,005
     4,000    Nextel Communications, Inc.                               7.38         8/01/2015          4,007
     2,000    NII Capital Corp.                                         8.88        12/15/2019          2,250
     2,000    NII Capital Corp.                                         7.63         4/01/2021          2,125
     2,000    Sprint Capital Corp.                                      6.88        11/15/2028          1,903
     2,000    Sprint Nextel Corp.                                       8.38         8/15/2017          2,185
                                                                                                   ----------
                                                                                                       38,118
                                                                                                   ----------
              Total Telecommunication Services                                                         88,197
                                                                                                   ----------
              UTILITIES (8.0%)
              ----------------
              ELECTRIC UTILITIES (3.3%)
     2,000    Duquesne Light Holdings(b)                                5.90        12/01/2021          2,063
     2,000    Duquesne Light Holdings, Inc.(b)                          6.40         9/15/2020          2,146
       533    FPL Energy National Wind Portfolio, LLC(b)                6.13         3/25/2019            529
       340    FPL Energy Wind Funding, LLC(b)                           6.88         6/27/2017            348
     2,000    FPL Group Capital, Inc.                                   7.30         9/01/2067          2,108
     3,000    Otter Tail Corp.                                          9.00        12/15/2016          3,337
    22,630    PPL Capital Funding, Inc.                                 6.70         3/30/2067         22,328
       852    Tenaska Oklahoma, LP(b)                                   6.53        12/30/2014            869
     4,000    Texas Competitive Electric Holdings Co., LLC             10.25        11/01/2015          1,920
    19,960    Texas Competitive Electric Holdings Co., LLC(a)           4.73        10/10/2017         14,934
     3,000    Texas Competitive Electric Holdings Co., LLC(b)          11.50        10/01/2020          2,760
                                                                                                   ----------
                                                                                                       53,342
                                                                                                   ----------

================================================================================

32  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              GAS UTILITIES (0.2%)
  $  2,500    Amerigas Partnership/Finance Corp.                        6.50%        5/20/2021     $    2,556
     1,000    Ferrellgas Finance Corp.                                  6.50         5/01/2021            973
                                                                                                   ----------
                                                                                                        3,529
                                                                                                   ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
     3,000    AES Corp                                                  8.00        10/15/2017          3,247
     3,000    AES Corp.                                                 8.00         6/01/2020          3,255
     3,000    AES Corp.(b)                                              7.38         7/01/2021          3,109
     2,000    Calpine Construction Finance Co., LP(b)                   8.00         6/01/2016          2,170
     6,000    Calpine Construction Finance Co., LP(b)                   7.50         2/15/2021          6,240
     3,000    Calpine Corp.(b)                                          7.88         1/15/2023          3,161
     3,000    Genon Energy, Inc.                                        9.50        10/15/2018          3,158
     3,000    Genon Energy, Inc.                                        9.88        10/15/2020          3,187
     3,000    Reliant Energy, Inc.                                      7.63         6/15/2014          3,135
     2,000    Reliant Energy, Inc.                                      7.88         6/15/2017          2,020
                                                                                                   ----------
                                                                                                       32,682
                                                                                                   ----------
              MULTI-UTILITIES (2.5%)
    10,000    Dominion Resources, Inc.                                  6.30         9/30/2066          9,740
     9,790    Integrys Energy Group, Inc.                               6.11        12/01/2066          9,708
    21,025    Puget Sound Energy, Inc.                                  6.97         6/01/2067         21,734
                                                                                                   ----------
                                                                                                       41,182
                                                                                                   ----------
              Total Utilities                                                                         130,735
                                                                                                   ----------
              Total Corporate Obligations (cost: $1,129,874)                                        1,211,611
                                                                                                   ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (8.2%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
     3,301    NCL Corp. Ltd.(b)                                         9.50        11/15/2018          3,573
                                                                                                   ----------
              PUBLISHING (0.1%)
       325    Nielsen Finance, LLC                                     11.50         5/01/2016            381
     1,303    Nielsen Finance, LLC and Nielsen Finance Co.             11.63         2/01/2014          1,526
                                                                                                   ----------
                                                                                                        1,907
                                                                                                   ----------
              Total Consumer Discretionary                                                              5,480
                                                                                                   ----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              PACKAGED FOODS & MEAT (0.3%)
     5,000    Bracol Holdings Ltd.                                     10.25        10/05/2016          5,575
                                                                                                   ----------
              ENERGY (0.4%)
              -------------
              OIL & GAS DRILLING (0.1%)
     1,000    Offshore Group Investment Ltd.                           11.50         8/01/2015          1,118
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
  $  2,000    Expro Finance Luxembourg SCA                             8.50%        12/15/2016     $    2,016
                                                                                                   ----------
              OIL & GAS REFINING & MARKETING (0.1%)
     1,000    Petroplus Finance Ltd.(b)                                7.00          5/01/2017            955
                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,500    TransCanada Pipelines Ltd.                               6.35          5/15/2067          2,564
                                                                                                   ----------
              Total Energy                                                                              6,653
                                                                                                   ----------
              FINANCIALS (3.3%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
     1,000    Barclays Bank plc(b)                                     5.93                  -(h)         902
     5,500    BayernLB Capital Trust l                                 6.20                  -(h)       3,025
     4,000    Royal Bank of Scotland Group plc                         7.64                  -(h)       2,990
     2,000    Standard Chartered plc(b)                                6.41                  -(h)       1,910
                                                                                                   ----------
                                                                                                        8,827
                                                                                                   ----------
              MULTI-LINE INSURANCE (1.1%)
     5,000    AXA S.A.(b)                                              6.46                  -(h)       4,200
    12,420    Oil Insurance Ltd.(b)                                    3.23                  -(h)      11,509
     2,000    ZFS Finance USA Trust II(b)                              6.45         12/15/2065          2,050
                                                                                                   ----------
                                                                                                       17,759
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     2,000    ING Capital Funding Trust III                            3.85(e)               -(h)       1,880
     6,986    ING Groep N.V.                                           5.78                  -(h)       6,357
                                                                                                   ----------
                                                                                                        8,237
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
     3,000    Catlin Insurance Co. Ltd.(b)                             7.25                  -(h)       2,857
    11,500    QBE Capital Funding III, LP(b)                           7.25          5/24/2041         11,741
                                                                                                   ----------
                                                                                                       14,598
                                                                                                   ----------
              REGIONAL BANKS (0.1%)
     2,000    Glitnir Banki hf, acquired 1/25/2008;
                 cost $1,830(b),(f),(j)                                4.75         10/15/2011            585
     1,000    Kaupthing Bank hf, acquired 1/25/2008;
                 cost $888(b),(f),(j)                                  5.75         10/04/2011            268
                                                                                                   ----------
                                                                                                          853
                                                                                                   ----------
              SPECIALIZED FINANCE (0.2%)
     4,000    XL Capital Ltd.                                          6.50                  -(h)       3,775
                                                                                                   ----------
              Total Financials                                                                         54,049
                                                                                                   ----------
              HEALTH CARE (0.3%)
              ------------------
              BIOTECHNOLOGY (0.2%)
     2,000    Giant Funding Corp.(b)                                   8.25          2/01/2018          2,115
                                                                                                   ----------

================================================================================

34  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (0.1%)
  $  2,000    Valeant Pharmaceuticals International, Inc.(b)           6.75%         8/15/2021     $    1,900
                                                                                                   ----------
              Total Health Care                                                                         4,015
                                                                                                   ----------
              INDUSTRIALS (0.8%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
     2,000    Bombardier, Inc.(b)                                      7.50          3/15/2018          2,252
                                                                                                   ----------
              AIR FREIGHT & LOGISTICS (0.1%)
     2,000    Dematic SAS(b)                                           8.75          5/01/2016          2,029
                                                                                                   ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     1,000    CNH Global N.V.(b)                                       7.88         12/01/2017          1,137
                                                                                                   ----------
              MARINE (0.4%)
     2,000    Navios Maritime Acquisition Corp.                        8.63         11/01/2017          1,965
     3,000    Navios Maritime Holdings, Inc.(b)                        8.13          2/15/2019          2,842
     1,000    Stena AB                                                 7.00         12/01/2016            988
                                                                                                   ----------
                                                                                                        5,795
                                                                                                   ----------
              RAILROADS (0.1%)
     1,000    Kansas City Southern de Mexico, S.A. de C.V.             8.00          2/01/2018          1,114
                                                                                                   ----------
              Total Industrials                                                                        12,327
                                                                                                   ----------
              MATERIALS (2.3%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     1,000    Nova Chemicals Corp.                                     8.38         11/01/2016          1,114
                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.1%)
     1,000    CEMEX, S.A. de C.V.(b)                                   9.00          1/11/2018            936
                                                                                                   ----------
              DIVERSIFIED CHEMICALS (0.2%)
       500    INEOS Finance plc(b)                                     9.00          5/15/2015            536
     3,000    INEOS Group Holdings plc(b)                              8.50          2/15/2016          3,053
                                                                                                   ----------
                                                                                                        3,589
                                                                                                   ----------
              DIVERSIFIED METALS & MINING (0.3%)
     5,000    Vedanta Resources plc(b)                                 8.25          6/07/2021          5,184
                                                                                                   ----------
              METAL & GLASS CONTAINERS (0.3%)
     4,750    Ardagh Packaging Finance plc(b)                          7.38         10/15/2017          4,932
                                                                                                   ----------
              PAPER PACKAGING (0.4%)
     3,000    JSG Funding plc                                          7.75          4/01/2015          3,090
     4,000    Smurfit Capital                                          7.50         11/20/2025          3,930
                                                                                                   ----------
                                                                                                        7,020
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.7%)
  $  3,000    Mercer International, Inc.                                9.50%       12/01/2017     $    3,217
     6,315    Sappi Papier Holding AG(b)                                7.50         6/15/2032          5,715
     2,000    Sappi Papier Holding GmbH(b)                              6.63         4/15/2021          1,970
                                                                                                   ----------
                                                                                                       10,920
                                                                                                   ----------
              STEEL (0.2%)
     3,000    FMG Resources (August 2006)(b)                            6.88         2/01/2018          3,122
     1,000    Severstal Columbus Escrow, LLC                           10.25         2/15/2018          1,120
                                                                                                   ----------
                                                                                                        4,242
                                                                                                   ----------
              Total Materials                                                                          37,919
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     5,000    Intelsat Bermuda Ltd.                                    11.25         6/15/2016          5,375
     3,000    Intelsat Jackson Holdings Ltd.(a)                         3.25         2/02/2014          2,864
                                                                                                   ----------
              Total Telecommunication Services                                                          8,239
                                                                                                   ----------
              Total Eurodollar and Yankee Obligations (cost: $124,330)                                134,257
                                                                                                   ----------

              ASSET-BACKED SECURITIES (0.5%)

              FINANCIALS (0.5%)
              -----------------
              ASSET-BACKED FINANCING (0.5%)
       466    Bear Stearns Second Lien Trust                            0.63         8/25/2037            352
       868    CWHEL                                                     0.43        12/15/2035            452
     8,000    SLM Student Loan Trust                                    0.70         7/15/2036          6,262
                                                                                                   ----------
              Total Financials                                                                          7,066
                                                                                                   ----------
              Total Asset-Backed Securities (cost: $6,451)                                              7,066
                                                                                                   ----------

              COMMERCIAL MORTGAGE SECURITIES (3.6%)

              FINANCIALS (3.6%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (3.6%)
     2,444    Banc of America Commercial Mortgage, Inc.(b)              5.23        12/10/2042          2,128
     4,060    Banc of America Commercial Mortgage, Inc.                 5.77         5/10/2045          3,733
     1,409    Banc of America Commercial Mortgage, Inc.(b)              5.64         9/10/2047          1,519
     7,474    Banc of America Commercial Mortgage, Inc.(b)              6.14         9/10/2047          8,018
     2,000    BCRR Trust(b)                                             5.86         7/17/2040          2,062
     4,000    Bear Stearns Commercial Mortgage Securities, Inc.         5.21         2/11/2041          3,655

================================================================================

36  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  3,000    Commercial Mortgage Loan Trust                           5.54%        12/11/2049     $    2,967
     1,000    Credit Suisse First Boston Mortgage Securities Corp.(b)  5.78         12/15/2035            961
     3,213    Credit Suisse First Boston Mortgage Securities Corp.(b)  5.02          1/15/2037          3,053
     4,110    GE Capital Commercial Mortgage Corp.                     5.33          3/10/2044          3,833
     5,000    GE Capital Commercial Mortgage Corp.                     5.61         12/10/2049          4,554
     1,000    GS Mortgage Securities Corp. II                          5.53          8/10/2038            938
     2,830    J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.16          9/12/2037          2,342
     2,151    J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.32          1/12/2043          2,077
     3,378    J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.33         12/15/2044          3,386
     2,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.48          5/15/2045          1,825
     3,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.41          5/15/2047          2,678
     3,750    Merrill Lynch Mortgage Trust                             5.10          7/12/2038          3,583
     3,000    Merrill Lynch Mortgage Trust                             5.67          5/12/2039          2,874
     1,755    Morgan Stanley Capital I, Inc.                           5.15          8/13/2042          1,583
     1,445    Morgan Stanley Capital I, Inc.                           5.17          8/13/2042          1,388
                                                                                                   ----------
              Total Financials                                                                         59,157
                                                                                                   ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       986    Credit Suisse First Boston Corp., acquired
                6/13/2003; cost $55(j)                                 1.57          5/17/2040             57
                                                                                                   ----------
              Total Commercial Mortgage Securities (cost: $51,623)                                     59,214
                                                                                                   ----------

              MUNICIPAL BONDS (0.2%)

              CASINOS & GAMING (0.2%)
     2,000    Mashantucket (Western) Pequot Tribe, acquired
                10/05/2009; cost $1,410(b),(f),(j)                     5.91          9/01/2021            766
     1,965    Seneca Nation of Indians Capital Improvements Auth.      6.75         12/01/2013          1,955
                                                                                                   ----------
                                                                                                        2,721
                                                                                                   ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.0%)
       650    Erie County Tobacco Asset Securitization Corp.           6.00          3/31/2025            582
                                                                                                   ----------
              Total Municipal Bonds (cost: $4,013)                                                      3,303
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (4.1%)
   477,987    iShares iBoxx High Yield Corporate Bond Fund                       $   43,520
   579,000    SPDR Barclay Capital High Yield Bond Fund                              23,305
                                                                                 ----------
              Total Exchange-Traded Funds (cost: $65,634)                            66,825
                                                                                 ----------

              EQUITY SECURITIES (8.1%)

              COMMON STOCKS (4.9%)

              CONSUMER DISCRETIONARY (1.0%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
    56,444    Lear Corp.                                                              2,766
       427    MD Investors Corp.*(i)                                                      -
                                                                                 ----------
                                                                                      2,766
                                                                                 ----------
              BROADCASTING (0.2%)
    69,330    Charter Communications, Inc. "A"*                                       3,744
    30,000    Sinclair Broadcast Group, Inc. "A"                                        297
                                                                                 ----------
                                                                                      4,041
                                                                                 ----------
              CABLE & SATELLITE (0.2%)
    93,350    Comcast Corp. "A"                                                       2,242
    13,121    Time Warner Cable, Inc.                                                   962
                                                                                 ----------
                                                                                      3,204
                                                                                 ----------
              DEPARTMENT STORES (0.1%)
    89,363    Macy's, Inc.                                                            2,580
                                                                                 ----------
              GENERAL MERCHANDISE STORES (0.2%)
    54,685    Target Corp.                                                            2,816
                                                                                 ----------
              PUBLISHING (0.1%)
    50,096    American Media, Inc., acquired 12/22/2010; cost $969*(b),(i),(j)          849
                                                                                 ----------
              Total Consumer Discretionary                                           16,256
                                                                                 ----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.1%)
    69,549    Walgreen Co.                                                            2,715
                                                                                 ----------
              HOUSEHOLD PRODUCTS (0.2%)
    47,242    Kimberly-Clark Corp.                                                    3,088
                                                                                 ----------
              Total Consumer Staples                                                  5,803
                                                                                 ----------
              ENERGY (0.8%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
    37,302    Chevron Corp.                                                           3,880
    47,063    Royal Dutch Shell plc "A" ADR                                           3,462
                                                                                 ----------
                                                                                      7,342
                                                                                 ----------

================================================================================

38  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602    Deepocean Group Holdings AS, acquired 6/28/2011;
                cost $1,636*(i),(j)                                              $    1,462
                                                                                 ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
   169,107    Energy Partners Ltd.*                                                   2,877
                                                                                 ----------
              OIL & GAS REFINING & MARKETING (0.0%)
    15,000    Valero Energy Corp.                                                       377
                                                                                 ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    39,240    Spectra Energy Corp.                                                    1,060
                                                                                 ----------
              Total Energy                                                           13,118
                                                                                 ----------
              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
    64,582    MetLife, Inc.                                                           2,661
                                                                                 ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    67,332    JPMorgan Chase & Co.                                                    2,724
                                                                                 ----------
              REITs - OFFICE (0.0%)
    10,000    MPG Office Trust, Inc.*                                                    33
                                                                                 ----------
              REITs - SPECIALIZED (0.0%)
    10,000    Entertainment Properties Trust                                            465
    10,000    Strategic Hotel Capital, Inc.*                                             68
    10,951    Sunstone Hotel Investors, Inc.*                                            98
                                                                                 ----------
                                                                                        631
                                                                                 ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241    People's United Financial, Inc.                                         1,461
                                                                                 ----------
              Total Financials                                                        7,510
                                                                                 ----------
              HEALTH CARE (0.6%)
              ------------------
              HEALTH CARE EQUIPMENT (0.0%)
     3,407    Insight Health Services, Inc., acquired
                 6/01/2009; cost $756*(b),(i),(j)                                       233
                                                                                 ----------
              HEALTH CARE FACILITIES (0.0%)
    20,000    Community Health Systems, Inc.*                                           517
                                                                                 ----------
              PHARMACEUTICALS (0.6%)
    86,423    Eli Lilly and Co.                                                       3,310
    50,662    Johnson & Johnson                                                       3,282
    52,607    Novartis AG ADR                                                         3,220
                                                                                 ----------
                                                                                      9,812
                                                                                 ----------
              Total Health Care                                                      10,562
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              INDUSTRIALS (0.1%)
              ------------------
              BUILDING PRODUCTS (0.1%)
    20,000    Masco Corp.                                                        $      211
    32,962    Nortek, Inc.*                                                           1,042
       596    Panolam Holdings Co., acquired
                1/20/2010; cost $315*(i),(j)                                              -
                                                                                 ----------
                                                                                      1,253
                                                                                 ----------
              COMMERCIAL PRINTING (0.0%)
     5,952    Quad Graphics, Inc.                                                       201
                                                                                 ----------
              Total Industrials                                                       1,454
                                                                                 ----------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    42,548    Automatic Data Processing, Inc.                                         2,191
                                                                                 ----------
              IT CONSULTING & OTHER SERVICES (0.2%)
    12,307    International Business Machines Corp.                                   2,238
                                                                                 ----------
              SYSTEMS SOFTWARE (0.2%)
   115,450    Microsoft Corp.                                                         3,163
                                                                                 ----------
              Total Information Technology                                            7,592
                                                                                 ----------
              MATERIALS (0.8%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
    60,988    LyondellBasell Industries                                               2,407
    34,070    Tronox, Inc.*                                                           5,604
                                                                                 ----------
                                                                                      8,011
                                                                                 ----------
              PAPER PRODUCTS (0.3%)
    20,200    Clearwater Paper Corp.*                                                 1,528
   111,500    International Paper Co.                                                 3,312
                                                                                 ----------
                                                                                      4,840
                                                                                 ----------
              STEEL (0.0%)
    20,000    Worthington Industries, Inc.                                              419
                                                                                 ----------
              Total Materials                                                        13,270
                                                                                 ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   109,203    AT&T, Inc.                                                              3,195
                                                                                 ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    74,489    Vodafone Group plc ADR                                                  2,093
                                                                                 ----------
              Total Telecommunication Services                                        5,288
                                                                                 ----------
              Total Common Stocks (cost: $69,492)                                    80,853
                                                                                 ----------

================================================================================

40  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------
PRINCIPAL                                                                            MARKET
AMOUNT                                                                                VALUE
$(000)/SHARES     SECURITY                                                            (000)
-------------------------------------------------------------------------------------------
                  PREFERRED SECURITIES (3.2%)

                  CONSUMER STAPLES (0.6%)
                  -----------------------
                  AGRICULTURAL PRODUCTS (0.6%)
      120,000     Dairy Farmers of America, Inc., 7.88%, cumulative
                    redeemable, perpetual(b)                                     $   10,834
                                                                                 ----------
                  FINANCIALS (1.8%)
                  -----------------
                  CONSUMER FINANCE (0.5%)
        3,000     Ally Financial, Inc., 7.00%, perpetual(b)                           2,726
      200,000     GMAC Capital Trust I, 8.13%, perpetual*                             5,124
                                                                                 ----------
                                                                                      7,850
                                                                                 ----------
                  DIVERSIFIED BANKS (0.4%)
        8,000     US Bancorp, 7.19%, perpetual                                        6,653
                                                                                 ----------
                  LIFE & HEALTH INSURANCE (0.2%)
      120,000     Delphi Financial Group, Inc., 7.38%, perpetual                      2,865
                                                                                 ----------
                  PROPERTY & CASUALTY INSURANCE (0.0%)
       $2,000     Security Capital Assurance Ltd., 6.88%, perpetual(i)                    -
                                                                                 ----------
                  REINSURANCE (0.2%)
        3,000     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
                    acquired 1/23/2007 - 3/09/2007; cost $3,109*(j)                   1,650
       $1,000     Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(b)               985
                                                                                 ----------
                                                                                      2,635
                                                                                 ----------
                  REITs - OFFICE (0.4%)
      240,000     Commonwealth REIT, Series E, 7.25%, cumulative
                    redeemable, perpetual*                                            5,874
       20,000     MPG Office Trust, Inc., 7.63%, perpetual*                             361
       20,000     Parkway Properties, Inc., Series D, 8.00%, cumulative
                    redeemable, perpetual*                                              501
                                                                                 ----------
                                                                                      6,736
                                                                                 ----------
                  REITs - SPECIALIZED (0.1%)
       70,000     Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual*             1,831
       20,000     Sunstone Hotel Investors, Inc.,
                    Series A, 8.00%, perpetual                                          492
                                                                                 ----------
                                                                                      2,323
                                                                                 ----------
                  Total Financials                                                   29,062
                                                                                 ----------
                  TELECOMMUNICATION SERVICES (0.6%)
                  ---------------------------------
                  INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
      200,000     Qwest Corp., 7.38%, cumulative                                      5,190
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     2,000    Centaur Funding Corp., 9.08%(b)                                    $    2,339
    30,000    Crown Castle International Corp., 6.25%, cumulative
                redeemable, perpetual(c)                                              1,817
                                                                                 ----------
                                                                                      4,156
                                                                                 ----------
              Total Telecommunication Services                                        9,346
                                                                                 ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
        27    Southern California Edison, Series D, 6.50%,
                cumulative redeemable, perpetual                                      2,751
                                                                                 ----------
              Total Preferred Securities (cost: $53,484)                             51,993
                                                                                 ----------

              WARRANTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              CABLE & SATELLITE (0.0%)
     5,016    Charter Communications Inc. "A"*                                           73
                                                                                 ----------
              PUBLISHING (0.0%)
    12,745    Reader's Digest Association, Inc.*(i)                                       -
                                                                                 ----------
              Total Consumer Discretionary                                               73
                                                                                 ----------
              Total Warrants (cost: $28)                                                 73
                                                                                 ----------
              Total Equity Securities (cost: $123,004)                              132,919
                                                                                 ----------

-------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                    COUPON
(000)                                                      RATE     MATURITY
-------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.2%)

              COMMERCIAL PAPER (0.6%)

              MATERIALS (0.3%)
              ----------------
              PAPER PACKAGING (0.3%)
    $4,857    Sonoco Products Co.(k)                       0.31%    8/01/2011         4,857
                                                                                 ----------
              UTILITIES (0.3%)
              ----------------
              MULTI-UTILITIES (0.3%)
     5,000    DTE Capital Corp.(b),(k)                     0.29     8/01/2011         5,000
                                                                                 ----------
              Total Commercial Paper                                                  9,857
                                                                                 ----------

================================================================================

42  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                  RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (0.6%)

              FINANCIALS (0.6%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.6%)
    $9,135    Donegal Crossing Associates, LLC (LOC - Federal
                Home Loan Bank of Pittsburgh)                          0.30%        8/15/2027      $    9,135
                                                                                                   ----------
              Total Money Market Instruments (cost: $18,992)                                           18,992
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.0%)

              MONEY MARKET FUNDS (0.0%)
       134    Fidelity Institutional Money Market Portfolio, 0.12%(l)                                       -
              Total Short-Term Investments Purchased With Cash Collateral From
                Securities Loaned (cost: $-)                                                                -
                                                                                                   ----------
              TOTAL INVESTMENTS (COST: $1,523,921)                                                 $1,634,187
                                                                                                   ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                      $      -           $1,211,361          $  250     $1,211,611
  Eurodollar and Yankee Obligations                 -              134,257               -        134,257
  Asset-Backed Securities                           -                7,066               -          7,066
  Commercial Mortgage Securities                    -               59,214               -         59,214
  Municipal Bonds                                   -                3,303               -          3,303
  Exchange-Traded Funds                        66,825                    -               -         66,825

Equity Securities:
  Common Stocks                                78,309                    -           2,544         80,853
  Preferred Securities                         10,314               41,679               -         51,993
  Warrants                                         73                    -               -             73

Money Market Instruments:
  Commercial Paper                                  -                9,857               -          9,857
  Variable-Rate Demand Notes                        -                9,135               -          9,135
---------------------------------------------------------------------------------------------------------
TOTAL                                        $155,521           $1,475,872          $2,794     $1,634,187
---------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------------
                                  CORPORATE OBLIGATIONS                  COMMON STOCK
-------------------------------------------------------------------------------------
Balance as of July 31, 2010                        $  -                        $    -
Purchases                                             -                         3,361
Sales                                                 -                             -
Transfers into Level 3                              254                             -
Transfers out of Level 3                              -                             -
Net realized gain (loss)                              -                          (724)
Change in net unrealized appreciation/depreciation   (4)                          (93)
-------------------------------------------------------------------------------------
BALANCE AS OF JULY 31, 2011                        $250                        $2,544
-------------------------------------------------------------------------------------

For the period of August 1, 2010, through July 31, 2011, there were no significant transfers of securities between levels 1 and 2. Corporate obligations with a fair value of $254,000 were transferred from Level 2 to Level
3. Due to an assessment of events at the end of the reporting period, these securities were valued at par as the bonds neared maturity. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

44  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2011

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.6% of net assets at July 31, 2011.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

46  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    (INS)   Principal and interest payments are insured by MBIA
            Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

    REIT    Real estate investment trust

    SPDR Exchange-traded funds, managed by State Street Global Advisors, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

o   SPECIFIC NOTES

    (a)  Senior loan (loan) -- is not registered under the Securities
         Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

         prepayments. The loan is deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b)  Restricted security that is not registered under the Securities
         Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

    (d) At July 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $27,872,000, which included when-issued basis securities of $12,916,000, of which $1,530,000 were sold prior to month end.

    (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2011.

    (f) Currently the issuer is in default with respect to interest and/or principal payments.

    (g) At July 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (i) Security was fair valued at July 31, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

48  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2011, was $5,869,000, which represented 0.4% of the Fund's net assets.

    (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (l) Rate represents the money market fund annualized seven-day yield at July 31, 2011.

      *  Non-income-producing security.

See accompanying notes to financial statements

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,523,921)                $1,634,187
  Cash                                                                                   15
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                                   87
      Nonaffiliated transactions                                                      1,454
    USAA Investment Management Company (Note 7C)                                         12
    USAA Transfer Agency Company (Note 7D)                                                1
    Dividends and interest                                                           27,536
    Securities sold                                                                   3,091
    Other                                                                               702
                                                                                 ----------
      Total assets                                                                1,667,085
                                                                                 ----------
LIABILITIES
  Payables:
    Securities purchased                                                             27,699
    Capital shares redeemed                                                           3,588
  Accrued management fees                                                               745
  Accrued transfer agent's fees                                                         118
  Other accrued expenses and payables                                                   161
                                                                                 ----------
      Total liabilities                                                              32,311
                                                                                 ----------
        Net assets applicable to capital shares outstanding                      $1,634,774
                                                                                 ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $1,530,754
  Accumulated undistributed net investment income                                     1,694
  Accumulated net realized loss on investments                                       (7,940)
  Net unrealized appreciation of investments                                        110,266
                                                                                 ----------
        Net assets applicable to capital shares outstanding                      $1,634,774
                                                                                 ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,482,706/172,398 shares outstanding)            $     8.60
                                                                                 ==========
    Institutional Shares (net assets of $146,535/17,046 shares outstanding)      $     8.60
                                                                                 ==========
    Adviser Shares (net assets of $5,533/644 shares outstanding)                 $     8.60
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

50  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                             $ 16,322
  Interest                                                               107,382
  Securities lending (net)                                                    18
                                                                        --------
       Total income                                                      123,722
                                                                        --------
EXPENSES
  Management fees                                                          8,332
  Administration and servicing fees:
    Fund Shares                                                            2,136
    Institutional Shares                                                      62
    Adviser Shares                                                             8
  Transfer agent's fees:
    Fund Shares                                                            2,407
    Institutional Shares                                                      62
  Distribution and service fees (Note 7E):
    Adviser Shares                                                            13
  Custody and accounting fees:
    Fund Shares                                                              238
    Institutional Shares                                                      20
    Adviser Shares                                                             1
  Postage:
    Fund Shares                                                               63
  Shareholder reporting fees:
    Fund Shares                                                               47
  Trustees' fees                                                              12
  Registration fees:
    Fund Shares                                                               83
    Institutional Shares                                                       4
    Adviser Shares                                                            43
  Professional fees                                                          117
  Other                                                                       32
                                                                        --------
       Total expenses                                                     13,680
  Expenses reimbursed:
    Adviser Shares                                                           (33)
                                                                        --------
       Net expenses                                                       13,647
                                                                        --------
NET INVESTMENT INCOME                                                    110,075
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Capital gain distributions from affiliated underlying funds                364
  Net realized gain on investments
    Unaffiliated transactions                                             24,529
    Affiliated transactions (Note 9)                                      14,996
  Change in net unrealized appreciation/depreciation                      48,143
                                                                        --------
       Net realized and unrealized gain                                   88,032
                                                                        --------
  Increase in net assets resulting from operations                      $198,107
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------------
                                                                  2011            2010
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $  110,075      $   94,959
  Net realized gain on investments                              39,525           9,403
  Net realized gain on capital gain distributions
    from affiliated underlying funds                               364               -
  Change in net unrealized appreciation/depreciation
    of investments                                              48,143         141,119
                                                            --------------------------
    Increase in net assets resulting from operations           198,107         245,481
                                                            --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                               (100,747)        (87,575)
    Institutional Shares                                        (9,126)         (6,311)
    Adviser Shares*                                               (367)              -
                                                            --------------------------
      Total distributions of net investment income            (110,240)        (93,886)
                                                            --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                  262,541         160,549
  Institutional Shares                                          44,096          38,329
  Adviser Shares*                                                5,226               -
                                                            --------------------------
    Total net increase in net assets from
      capital share transactions                               311,863         198,878
                                                            --------------------------
  Capital contribution from USAA Transfer
    Agency Company (Note 7D)                                         1               -
                                                            --------------------------
  Net increase in net assets                                   399,731         350,473

NET ASSETS
  Beginning of year                                          1,235,043         884,570
                                                            --------------------------
  End of year                                               $1,634,774      $1,235,043
                                                            ==========================
Accumulated undistributed net investment income:
  End of year                                               $    1,694      $    1,767
                                                            ==========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

52  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has three classes of shares: High-Yield Opportunities Fund Shares (Fund Shares), High-Yield Opportunities Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, High-Yield Opportunities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

54  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, which are valued based on methods discussed in Note 1A1,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    and commercial paper and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly-issued common stock was received in exchange for notes held by the Fund. The fair value methods included using inputs such as estimated earnings per share, equity multipliers chosen in relation to similar issuers, and other relevant information related to the securities, as well as, using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Fair value methods also included valuing a bond at par based on the Manager's assumption that the issuer will repay the principal at maturity. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and

================================================================================

56  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $27,722,000; which included when-issued securities of $12,825,000. Also, included in these amounts is $1,500,000, for securities which were sold prior to July 31, 2011.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. HIGH-YIELD SECURITIES -- Although the Fund has a diversified portfolio, over 81% of its net assets were invested in non-investment-grade

================================================================================

58  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    (high-yield) securities at July 31, 2011. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2011, the Fund paid CAPCO facility fees of $5,000, which represents 3.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses, prior year dividend distributions and income on defaulted bonds resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $754,000, increase accumulated undistributed net investment income by $92,000, and decrease accumulated net realized loss on investments by $662,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2011, and 2010, was as follows:

                                           2011                    2010
                                      ------------------------------------
Ordinary income*                      $110,240,000             $93,886,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

60  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

As of July 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $  1,631,000
Accumulated capital and other losses                              (6,709,000)
Unrealized appreciation of investments                           109,275,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and dividend distributions.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2011, the Fund utilized capital loss carryovers of $36,594,000 to offset capital gains. For the year ended July 31, 2011, the Fund had a current post-October currency loss of less than $500 and capital loss carryovers of $6,709,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2018. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2011, were $1,137,533,000 and $808,606,000, respectively.

As of July 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $1,524,912,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2011, for federal income tax purposes, were $136,662,000 and $27,387,000, respectively, resulting in net unrealized appreciation of $109,275,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2011, the Fund received

================================================================================

62  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

securities-lending income of $18,000, which is net of the 20% income retained by ClearLend.

(6) CAPITAL SHARE TRANSACTIONS

At July 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                         YEAR ENDED                  YEAR ENDED
                                          7/31/2011                   7/31/2010
----------------------------------------------------------------------------------------
                                    SHARES       AMOUNT         SHARES        AMOUNT
                                   -----------------------------------------------------
FUND SHARES:
Shares sold                        101,821        $ 865,136      84,900        $ 664,106
Shares issued from reinvested
  dividends                         11,205           94,956      10,450           81,329
Shares redeemed                    (81,567)        (697,551)    (74,587)        (584,886)
                                   -----------------------------------------------------
Net increase from capital
  share transactions                31,459        $ 262,541      20,763        $ 160,549
                                   =====================================================
INSTITUTIONAL SHARES:
Shares sold                          6,366        $  54,183       7,191        $  56,171
Shares issued from reinvested
  dividends                          1,077            9,126         808            6,311
Shares redeemed                     (2,230)         (19,213)     (3,145)         (24,153)
                                   -----------------------------------------------------
Net increase from capital
  share transactions                 5,213        $  44,096       4,854        $  38,329
                                   =====================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1,2010):
Shares sold                            643        $   5,225           -        $       -
Shares issued from reinvested
  dividends                              1                4           -                -
Shares redeemed                          -               (3)          -                -
Redemption fees                          -                -           -                -
                                   -----------------------------------------------------
Net increase from capital
  share transactions                   644        $   5,226           -        $       -
                                   =====================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

64  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $8,332,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $541,000, $24,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.04%, 0.02%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.05% of average net assets of the Institutional Shares. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,136,000, $62,000, and $8,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's
    Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2011, the Fund reimbursed the Manager $47,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Adviser Shares to 1.20% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

    the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

    The Manager had agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.65% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective December 1, 2010, the Manager terminated this agreement. For the year ended July 31, 2011, the Adviser Shares incurred reimbursable expenses of $33,000, of which $12,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of- pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus-out-of pocket expenses. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the year ended July 31, 2011, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,407,000, $62,000, and less than $500, respectively. Additionally, the Fund Shares recorded a capital contribution and receivable from SAS of $1,000 at July 31, 2011, for adjustments related to corrections to shareholder transactions.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the

================================================================================

66  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $13,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2011, the Fund recorded a receivable for capital shares sold of $87,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of July 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund.

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement 2020 Fund                                        2.2%
USAA Target Retirement 2030 Fund                                        3.4
USAA Target Retirement 2040 Fund                                        3.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified, financial services institution. At July 31, 2011, USAA and its affiliates owned 617,000 shares, which represents 96% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

<
                                                   COST TO     NET REALIZED GAIN
       SELLER              PURCHASER              PURCHASER     (LOSS) TO SELLER
--------------------------------------------------------------------------------
USAA High-Yield        USAA Intermediate-Term
 Opportunities Fund     Bond Fund                 $59,266,000    $10,845,000
USAA High-Yield
 Opportunities Fund    USAA Real Return Fund        9,966,000      1,694,000
USAA High-Yield
 Opportunities Fund    USAA Short-Term Bond Fund   32,006,000      2,457,000

(10) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

68  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED JULY 31,
                                         ------------------------------------------------------------------------------
                                               2011              2010             2009            2008             2007
                                         ------------------------------------------------------------------------------
Net asset value at
 beginning of period                     $     8.08        $     6.96         $   7.68        $   8.64         $   8.58
                                         ------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income(a)                       .60               .66              .62             .63              .61
 Net realized and unrealized
   gain (loss)(a)                               .52              1.11             (.72)           (.96)(c)          .06
                                         ------------------------------------------------------------------------------
Total from investment operations               1.12              1.77             (.10)           (.33)             .67
                                         ------------------------------------------------------------------------------
Less distributions from:
 Net investment income                         (.60)             (.65)            (.62)           (.62)            (.61)
 Realized capital gains                           -                 -                -            (.01)               -
                                         ------------------------------------------------------------------------------
Total distributions                            (.60)             (.65)            (.62)           (.63)            (.61)
                                         ------------------------------------------------------------------------------
Net asset value at end of period         $     8.60        $     8.08         $   6.96        $   7.68         $   8.64
                                         ==============================================================================
Total return (%)*                             14.28             26.15(f)           .29           (4.03)(c)         7.87(b)
Net assets at end of period (000)        $1,482,706        $1,139,425         $836,042        $705,425         $642,742
Ratios to average net assets:**
 Expenses (%)(d)                                .90               .92(f)           .99(e)          .90(e)           .94(b),(e)
 Expenses, excluding
   reimbursements (%)(d)                          -               .92(f)          1.02             .94              .94(b)
 Net investment income (%)                     7.06              8.43             9.98            7.61             6.95
Portfolio turnover (%)                           54(a)             62(a)            46(a)           26               38

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31, 2011, average net assets were $1,425,671,000.
(a) Reflects increased trading activity due to market volatility.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) For the year ended July 31, 2008, the Manager reimbursed the Fund Shares $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund Shares' per share net realized loss or total return.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Effective April 13, 2007 through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%
(f) During the year ended July 31, 2010, SAS reimbursed the Fund Shares
    $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) --
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     YEAR ENDED JULY 31,          PERIOD ENDED
                                                 -----------------------            JULY 31,
                                                     2011           2010            2009***
                                                 ---------------------------------------------
Net asset value at beginning of period           $   8.08        $  6.95           $  7.68
                                                 -----------------------------------------
Income (loss) from investment operations:
 Net investment income                                .62            .68               .65(c)
 Net realized and unrealized gain (loss)              .52           1.12              (.74)(c)
                                                 -----------------------------------------
Total from investment operations                     1.14           1.80              (.09)(c)
                                                 -----------------------------------------
Less distributions from:
 Net investment income                               (.62)          (.67)             (.64)
                                                 -----------------------------------------
Net asset value at end of period                 $   8.60        $  8.08           $  6.95
                                                 =========================================
Total return (%)*                                   14.57          26.68               .51
Net assets at end of period (000)                $146,535        $95,618           $48,528
Ratios to average net assets:**
 Expenses (%)(a)                                      .65            .63               .64(b)
 Net investment income (%)                           7.30           8.65             10.55(b)
Portfolio turnover (%)                                 54(d)          62                46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2011, average net assets were $124,266,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares.
(d) Reflects increased trading activity due to market volatility.

================================================================================

70  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) --
ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                      JULY 31,
                                                                      2011***
                                                                    ------------
Net asset value at beginning of period                                 $ 8.09
                                                                       ------
Income (loss) from investment operations:
 Net investment income                                                    .55
 Net realized and unrealized gain                                         .54
                                                                       ------
Total from investment operations                                         1.09
                                                                       ------
Less distributions from:
 Net investment income                                                   (.58)
                                                                       ------
Net asset value at end of period                                       $ 8.60
                                                                       ======

Total return (%)*                                                       13.90
Net assets at end of period (000)                                      $5,533
Ratios to average net assets:**(a)
 Expenses (%)(b)                                                         1.20
 Expenses, excluding reimbursements (%)(b)                               1.86
 Net investment income (%)                                               6.77
Portfolio turnover (%)(c)                                                 54

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended July 31, 2011, average net assets were $5,078,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

EXPENSE EXAMPLE

July 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2011, through July 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

================================================================================

72  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                 BEGINNING           ENDING          DURING PERIOD
                               ACCOUNT VALUE     ACCOUNT VALUE    FEBRUARY 1, 2011* -
                             FEBRUARY 1, 2011    JULY 31, 2011       JULY 31, 2011
                             --------------------------------------------------------
FUND SHARES
Actual                          $1,000.00          $1,042.60             $4.51
Hypothetical
  (5% return before expenses)    1,000.00           1,020.38              4.46

INSTITUTIONAL SHARES
Actual                           1,000.00           1,043.80              3.34
Hypothetical
  (5% return before expenses)    1,000.00           1,021.52              3.31

ADVISER SHARES
Actual                           1,000.00           1,041.40              6.07
Hypothetical
  (5% return before expenses)    1,000.00           1,018.84              6.01

* Expenses are equal to the annualized expense ratio of 0.89% for Fund Shares, 0.66% for Institutional Shares, and 1.20% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.26% for Fund Shares, 4.38% for Institutional Shares, and 4.14% for Adviser Shares for the six-month period of February 1, 2011, through July 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  73

================================================================================

ADVISORY AGREEMENT

July 31, 2011

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and

================================================================================

74  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the

================================================================================

                                                        ADVISORY AGREEMENT |  75

================================================================================

Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

================================================================================

76  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the same time periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

================================================================================

                                                        ADVISORY AGREEMENT |  77

================================================================================

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

78  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of July 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  79

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

80  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  81

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
 (2) Member of Executive Committee
 (3) Member of Audit Committee
 (4) Member of Pricing and Investment Committee
 (5) Member of Corporate Governance Committee
 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

82  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

 (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company
     Act of 1940.

================================================================================

84  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments"
AT USAA.COM

OR CALL                              Under "Investments" view
(800) 531-USAA (8722)                account balances, or click
                                     "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

           [LOGO OF USAA]
               USAA(R)
   WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40052-0911                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2011 and 2010 were $391,388 and $359,418, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2011 and 2010 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2011 and 2010 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    09/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/29/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/28/2011
         ------------------------------
*Print the name and title of each signing officer under his or her signature.